THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

LIMITED DURATION FUND

JULY 31, 2025

(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 45.0%

	Face Amount	Value
COMMUNICATION SERVICES — 1.7%
Charter Communications Operating
6.150%, 11/10/26	$1,040,000	$1,055,025
NTT Finance
4.620%, 07/16/28(A)	1,160,000	1,162,449
Paramount Global
3.700%, 06/01/28	950,000	920,382
TELUS
3.700%, 09/15/27	765,000	751,706
		3,889,562
CONSUMER DISCRETIONARY — 0.4%
Toll Brothers Finance
4.350%, 02/15/28	985,000	979,543

CONSUMER STAPLES — 2.2%
Alimentation Couche-Tard
3.550%, 07/26/27(A)	1,000,000	982,968
Bacardi
2.750%, 07/15/26(A)	770,000	754,961
Conagra Brands
1.375%, 11/01/27	1,088,000	1,010,839
Mars
4.600%, 03/01/28(A)	970,000	975,336
The Campbell's
4.150%, 03/15/28	1,000,000	993,224
		4,717,328
ENERGY — 5.4%
BP Capital Markets America
5.017%, 11/17/27	987,000	1,001,756
Canadian Natural Resources
3.850%, 06/01/27	975,000	962,810
Enbridge
4.600%, 06/20/28	1,010,000	1,014,169
Energy Transfer
4.400%, 03/15/27	990,000	986,756
EOG Resources
4.400%, 07/15/28	1,010,000	1,012,871
Helmerich & Payne
4.650%, 12/01/27	950,000	936,435
Hess Midstream Operations
5.125%, 06/15/28(A)	1,100,000	1,094,333
MPLX
4.250%, 12/01/27	980,000	973,053
Occidental Petroleum
3.200%, 08/15/26	1,085,000	1,064,387
Schlumberger Holdings
5.000%, 05/29/27(A)	980,000	990,152
Suncor Energy
7.000%, 11/15/28	855,000	913,115
Western Midstream Operating
4.500%, 03/01/28	985,000	977,638
		11,927,475

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — 13.0%
Ally Financial
2.200%, 11/02/28	$1,175,000	$1,084,535
American Express
4.351%, SOFRRATE + 0.810%, 07/20/29(B)	1,065,000	1,062,901
Antares Holdings
7.950%, 08/11/28(A)	1,030,000	1,085,748
Ares Capital
2.875%, 06/15/28	1,125,000	1,063,086
Arthur J Gallagher
4.600%, 12/15/27	900,000	903,086
Bank of America MTN
4.183%, 11/25/27	975,000	969,644
Blackstone Private Credit Fund
3.250%, 03/15/27	1,039,000	1,011,056
Blue Owl Capital
2.875%, 06/11/28	1,180,000	1,100,598
Brown & Brown
4.700%, 06/23/28	385,000	386,171
Canadian Imperial Bank of Commerce
4.857%, SOFRRATE + 1.030%, 03/30/29(B)	945,000	952,583
Capital One Financial
4.927%, SOFRRATE + 2.057%, 05/10/28(B)	935,000	940,209
Citigroup
4.125%, 07/25/28	905,000	897,200
Eaton Vance
3.500%, 04/06/27	1,010,000	995,406
FS KKR Capital
3.125%, 10/12/28	500,000	461,004
Goldman Sachs BDC
6.375%, 03/11/27	910,000	927,652
Golub Capital BDC
7.050%, 12/05/28	435,000	456,147
2.500%, 08/24/26	540,000	525,908
Hercules Capital
2.625%, 09/16/26	1,090,000	1,057,748
HPS Corporate Lending Fund
5.450%, 01/14/28	890,000	891,896
HSBC USA
4.650%, 06/03/28	1,015,000	1,019,987
JPMorgan Chase
4.505%, SOFRRATE + 0.860%, 10/22/28(B)	940,000	941,106
Main Street Capital
6.500%, 06/04/27	925,000	943,665
Morgan Stanley MTN
3.950%, 04/23/27	975,000	966,864
New Mountain Finance
6.200%, 10/15/27	925,000	936,338
Oaktree Specialty Lending
2.700%, 01/15/27	1,010,000	971,604

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

LIMITED DURATION FUND

JULY 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
PNC Bank
4.429%, SOFRRATE + 0.727%, 07/21/28(B)	$1,065,000	$1,064,809
Royal Bank of Canada
4.498%, SOFRRATE + 0.890%, 08/06/29(B)	1,095,000	1,095,717
Santander Holdings USA
5.473%, SOFRRATE + 1.610%, 03/20/29(B)	950,000	965,420
Sixth Street Specialty Lending
6.950%, 08/14/28	1,040,000	1,089,646
Synchrony Financial
3.700%, 08/04/26	1,070,000	1,059,075
Wells Fargo
4.900%, SOFRRATE + 0.780%, 01/24/28(B)	905,000	909,719
		28,736,528
HEALTH CARE — 0.5%
Icon Investments Six DAC
5.809%, 05/08/27	1,001,000	1,017,562

INDUSTRIALS — 3.9%
Delta Air Lines
4.950%, 07/10/28	1,000,000	1,004,436
Howmet Aerospace
6.750%, 01/15/28	925,000	970,632
Ingersoll Rand
5.197%, 06/15/27	985,000	997,268
nVent Finance Sarl
4.550%, 04/15/28	1,055,000	1,048,793
Owens Corning
5.500%, 06/15/27	985,000	1,001,830
Siemens Funding BV
4.350%, 05/26/28(A)	1,510,000	1,514,727
United Airlines
4.375%, 04/15/26(A)	1,065,000	1,058,672
Westinghouse Air Brake Technologies
4.700%, 09/15/28	1,000,000	1,005,240
		8,601,598
INFORMATION TECHNOLOGY — 4.5%
Amphenol
4.375%, 06/12/28	1,010,000	1,012,359
Broadcom
3.459%, 09/15/26	900,000	891,127
Dell International
4.750%, 04/01/28	945,000	952,549
Hewlett Packard Enterprise
4.400%, 09/25/27	954,000	953,672
Kyndryl Holdings
2.050%, 10/15/26	1,093,000	1,059,229
Microchip Technology
4.900%, 03/15/28	900,000	907,467
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Oracle
2.300%, 03/25/28	$1,065,000	$1,008,452
Renesas Electronics
2.170%, 11/25/26(A)	1,000,000	967,291
Teledyne Technologies
2.250%, 04/01/28	1,015,000	961,907
Vontier
1.800%, 04/01/26	1,035,000	1,013,925
		9,727,978
MATERIALS — 4.3%
Amcor Flexibles North America
3.100%, 09/15/26	1,085,000	1,065,078
Amrize Finance US
4.700%, 04/07/28(A)	960,000	964,657
Berry Global
5.500%, 04/15/28	910,000	931,022
FMC
3.200%, 10/01/26	1,027,000	1,010,820
Glencore Funding
5.338%, 04/04/27(A)	950,000	960,729
Nutrien
5.200%, 06/21/27	935,000	945,917
Rio Tinto Finance USA
4.500%, 03/14/28	965,000	969,436
RPM International
3.750%, 03/15/27	962,000	941,899
Sonoco Products
2.250%, 02/01/27	965,000	931,395
WRKCo
3.900%, 06/01/28	840,000	827,014
		9,547,967
REAL ESTATE — 5.4%
Agree
2.000%, 06/15/28	1,080,000	1,009,621
American Tower
5.250%, 07/15/28	970,000	991,899
Crown Castle
4.800%, 09/01/28	1,095,000	1,100,265
Extra Space Storage
5.700%, 04/01/28	915,000	940,436
Highwoods Realty
4.125%, 03/15/28	1,030,000	1,007,770
Invitation Homes Operating Partnership
2.300%, 11/15/28	1,085,000	1,014,197
Kite Realty Group
4.000%, 10/01/26	985,000	975,891
Public Storage Operating
5.062%, SOFRINDX + 0.700%, 04/16/27(B)	975,000	976,830
Store Capital
4.500%, 03/15/28	1,900,000	1,874,725
Tanger Properties
3.875%, 07/15/27	1,010,000	994,099

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

LIMITED DURATION FUND

JULY 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
Vornado Realty
2.150%, 06/01/26	$1,075,000	$1,045,288
		11,931,021
UTILITIES — 3.7%
Alliant Energy Finance
5.400%, 06/06/27(A)	955,000	963,114
Dominion Energy
4.600%, 05/15/28	980,000	983,860
Evergy Kansas Central
4.700%, 03/13/28	945,000	951,330
Eversource Energy
5.450%, 03/01/28	975,000	996,756
Georgia Power
5.004%, 02/23/27	960,000	969,765
National Fuel Gas
5.500%, 10/01/26	1,000,000	1,006,930
NextEra Energy Capital Holdings
1.875%, 01/15/27	1,010,000	973,418
Public Service of New Hampshire
4.400%, 07/01/28	1,010,000	1,012,345
Toledo Edison
2.650%, 05/01/28(A)	386,000	362,043
		8,219,561
Total Corporate Obligations
(Cost $98,773,396)		99,296,123
U.S. TREASURY OBLIGATIONS — 23.4%

U.S. Treasury Notes
4.625%, 11/15/26	8,614,000	8,669,520
4.375%, 11/30/28	14,400,000	14,610,375
3.875%, 03/31/27	8,900,000	8,882,269
3.875%, 12/31/27	12,105,000	12,096,962
3.875%, 06/15/28	7,265,000	7,263,865

Total U.S. Treasury Obligations
(Cost $51,463,567)		51,522,991
ASSET-BACKED SECURITIES — 22.2%

Automotive — 4.8%
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/28 (A)	350,000	355,050
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/32 (A)	465,083	471,729
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	490,000	497,509
Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.790%, 09/15/32	1,030,000	1,030,914
Enterprise Fleet Financing, Ser 2025-3, Cl A3
4.460%, 09/20/29 (A)	1,050,000	1,054,848
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Automotive — continued
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	$440,000	$440,365
Flagship Credit Auto Trust, Ser 2021-3, Cl C
1.460%, 09/15/27 (A)	506,654	503,032
Ford Credit Auto Owner Trust, Ser 2023-B, Cl B
5.560%, 03/15/29	1,050,000	1,064,972
Ford Credit Auto Owner Trust, Ser 2025-A, Cl B
4.890%, 02/15/31	750,000	754,563
GM Financial Consumer Automobile Receivables Trust, Ser 2025-1, Cl B
5.000%, 08/16/30	490,000	496,932
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (A)	375,000	366,951
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A4
4.790%, 01/15/31 (A)	550,000	549,897
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl B
4.930%, 09/17/29	915,000	919,165
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.880%, 03/17/31	490,000	492,484
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.870%, 05/15/31	535,000	537,962
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl B
4.490%, 09/15/31	1,050,000	1,046,882
		10,583,255
Other ABS — 17.4%
ABPCI Direct Lending Fund CLO VI, Ser 2025-6A, Cl BRR
6.014%, TSFR3M + 1.700%, 01/27/37 (A)(B)	550,000	546,354
Affirm Asset Securitization Trust, Ser 2023-B, Cl 1A
6.820%, 09/15/28 (A)	950,000	951,805
Affirm Asset Securitization Trust, Ser 2024-B, Cl A
4.620%, 09/15/29 (A)	1,050,000	1,049,280
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/29 (A)	19,946	19,951
Affirm Asset Securitization Trust, Ser 2024-X2, Cl B
5.330%, 12/17/29 (A)	560,000	560,258
Affirm Asset Securitization Trust, Ser 2025-X1, Cl B
5.190%, 04/15/30 (A)	500,000	499,802

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

LIMITED DURATION FUND

JULY 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Affirm Master Trust, Ser 2025-1A, Cl B
5.130%, 02/15/33 (A)	$940,000	$941,466
Antares CLO, Ser 2018-3, Cl A1R
5.916%, TSFR3M + 1.590%, 07/20/36 (A)(B)	950,000	950,226
APL Finance DAC, Ser 2023-1A, Cl A
7.000%, 07/21/31 (A)	258,284	260,665
Audax Senior Debt CLO XII, Ser 2025-12A, Cl B
5.917%, TSFR3M + 1.750%, 04/22/37 (A)(B)	750,000	744,865
Avant Loans Funding Trust, Ser 2025-REV1, Cl A
5.120%, 05/15/34 (A)	550,000	549,161
Barings Private Credit CLO, Ser 2023-1, Cl A1BR
6.218%, TSFR3M + 1.900%, 10/15/36 (A)(B)	995,000	990,422
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl A
4.213%, 12/16/41 (A)(C)	87,789	87,748
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (A)	540,000	544,335
California Street CLO IX, Ser 2021-9A, Cl AR3
5.679%, TSFR3M + 1.362%, 07/16/32 (A)(B)	497,617	498,169
Cerberus Loan Funding XLVII, Ser 2024-3A, Cl A
6.068%, TSFR3M + 1.750%, 07/15/36 (A)(B)	785,000	786,697
College Loan Trust I, Ser 2006-1, Cl A7B
5.375%, SOFR90A + 1.012%, 04/25/46 (A)(B)	700,000	695,263
Cologix Data Centers US Issuer, Ser 2021-1A, Cl A2
3.300%, 12/26/51 (A)	500,000	483,129
Crossroads Asset Trust, Ser 2025- A, Cl A2
4.910%, 02/20/32 (A)	525,000	525,273
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
5.856%, TSFR3M + 1.530%, 07/20/37 (A)(B)	1,175,000	1,172,663
Golub Capital Partners CLO, Ser 2022-30A, Cl AR2
5.946%, TSFR3M + 1.620%, 04/20/34 (A)(B)	450,000	450,419
Gracie Point International Funding, Ser 2023-1A, Cl A
6.298%, SOFR90A + 1.950%, 09/01/26 (A)(B)	735,125	735,725
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Granite Edvance, Ser 2020-1, Cl A1A
1.550%, 09/25/60	$950,238	$860,865
Guggenheim MM CLO, Ser 2021- 3A, Cl A
6.137%, TSFR3M + 1.812%, 01/21/34 (A)(B)	365,000	365,128
HalseyPoint CLO III, Ser 2024- 3A, Cl A1R
5.790%, TSFR3M + 1.480%, 07/30/37 (A)(B)	950,000	951,112
Hlend CLO, Ser 2025-3A, Cl B
5.972%, TSFR3M + 1.700%, 01/20/37 (A)(B)	750,000	748,612
HPEFS Equipment Trust, Ser 2025-1A, Cl B
4.510%, 09/20/32 (A)	1,055,000	1,052,988
Kestrel Aircraft Funding, Ser 2018-1A, Cl A
4.250%, 12/15/38 (A)	93,451	92,285
MCF CLO VIII, Ser 2024-1A, Cl AR
6.279%, TSFR3M + 1.950%, 04/18/36 (A)(B)	950,000	950,852
Mission Lane Credit Card Master Trust, Ser 2025-B, Cl A
5.060%, 09/15/31 (A)	530,000	528,935
Monroe Capital Mml CLO XI, Ser 2021-1A, Cl A1
6.134%, TSFR3M + 1.812%, 05/20/33 (A)(B)	962,000	961,828
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
5.315%, SOFR30A + 0.964%, 07/27/37 (A)(B)	670,697	669,375
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,604,633	1,502,035
OCP CLO, Ser 2024-24A, Cl A2R
5.876%, TSFR3M + 1.550%, 10/20/37 (A)(B)	950,000	950,301
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (A)	402,543	405,964
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (A)	496,735	497,721
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/31 (A)	274,105	276,324
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (A)	334,971	335,961

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

LIMITED DURATION FUND

JULY 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Pagaya AI Debt Grantor Trust, Ser 2025-2, Cl B
5.329%, 10/15/32 (A)	$789,917	$788,990
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl B
6.058%, 12/15/32 (A)	400,000	403,912
Pagaya AI Debt Trust, Ser 2024-2, Cl A
6.319%, 08/15/31 (A)	287,187	289,041
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
5.918%, TSFR3M + 1.600%, 07/15/37 (A)(B)	950,000	952,860
PennantPark CLO XII, Ser 2025- 12A, Cl B
6.041%, TSFR3M + 1.850%, 04/20/37 (A)(B)	625,000	622,705
Rocket Trust, Ser 2025-1A, Cl B
4.990%, 07/25/34 (A)	1,050,000	1,049,453
Silver Point Scf CLO IV, Ser 2024- 1A, Cl A1AR
6.038%, TSFR3M + 1.720%, 10/15/36 (A)(B)	950,000	952,125
SLM Student Loan Trust, Ser 2006- 10, Cl A6
4.752%, SOFR90A + 0.412%, 03/25/44 (B)	853,833	817,545
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	890,811	810,578
TCW CLO, Ser 2025-2A, Cl A1R2
5.596%, TSFR3M + 1.270%, 01/20/38 (A)(B)	1,270,000	1,271,612
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
5.960%, 09/15/38 (A)(C)	156,710	155,958
Trinitas CLO XIV, Ser 2024-14A, Cl A2R
5.859%, TSFR3M + 1.540%, 01/25/34 (A)(B)	985,000	983,786
Twin Brook CLO, Ser 2024-1A, Cl A
6.226%, TSFR3M + 1.900%, 07/20/36 (A)(B)	750,000	751,804
Venture 38 CLO, Ser 2025-38A, Cl ARR
5.310%, TSFR3M + 1.000%, 07/30/32 (A)(B)	969,296	967,735
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (A)	346,354	349,209
Voya CLO, Ser 2018-4, Cl A2RR
5.918%, TSFR3M + 1.600%, 10/15/37 (A)(B)	950,000	950,296
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Whitehorse Principal Lending CLO, Ser 2024-1A, Cl A1R
6.098%, TSFR3M + 1.780%, 10/15/36 (A)(B)	$1,000,000	$1,001,861
Willis Engine Structured Trust IV, Ser 2018-A, Cl A
4.750%, 09/15/43 (A)(C)	138,136	136,992
		38,450,424
Total Asset-Backed Securities
(Cost $48,812,502)		49,033,679
MORTGAGE-BACKED SECURITIES — 4.8%

Non-Agency Mortgage-Backed Obligations — 4.8%
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.556%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,065,711	1,061,381
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.730%, TSFR1M + 1.380%, 08/15/42 (A)(B)	550,000	550,000
BX Trust, Ser 2025-LUNR, Cl B
6.192%, TSFR1M + 1.850%, 06/15/40 (A)(B)	520,000	521,619
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A4A
6.000%, 02/25/55 (A)(B)	540,195	543,100
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl A6
6.000%, 04/25/55 (A)(B)	587,445	590,938
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A7A
6.000%, 07/25/54 (A)(B)	398,054	400,578
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	88,079	80,389
Fidelis Mortgage Trust, Ser 2025- RTL1, Cl A2
6.220%, 02/27/40 (A)(B)	950,000	951,755
Fidelis Mortgage Trust, Ser 2025- RTL2, Cl A2
6.060%, 07/25/40 (A)(B)	850,000	849,017
FREMF Mortgage Trust, Ser 2020- K737, Cl C
3.328%, 01/25/53 (A)(B)	525,000	511,935
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (A)(B)	727,392	684,504
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (A)(B)	695,642	651,748
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (A)(B)	734,546	701,852

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

LIMITED DURATION FUND

JULY 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
JP Morgan Mortgage Trust, Ser 2023-2, Cl A4A
5.000%, 07/25/53 (A)(B)	$425,856	$421,202
Rate Mortgage Trust, Ser 2024-J4, Cl A7
6.000%, 12/25/54 (A)(B)	844,766	850,124
Sequoia Mortgage Trust, Ser 2013- 4, Cl B3
3.434%, 04/25/43 (B)	49,832	47,876
Sequoia Mortgage Trust, Ser 2024- 5, Cl A11
6.000%, 06/25/54 (A)(B)	327,831	327,655
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl C
6.434%, TSFR1M + 2.092%, 02/15/42 (A)(B)	625,000	621,484
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	123,093	109,869
		10,477,026
Total Mortgage-Backed Securities
(Cost $10,561,641)		10,477,026
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 3.1%

FHLMC
6.000%, 01/01/37	734	751
6.000%, 11/01/37	927	966
5.500%, 07/01/34	580	591
4.000%, 03/01/39	2,338	2,235
FHLMC, Ser 2020-5036, Cl AB
2.000%, 05/25/41	2,389,669	2,270,229
FHLMC, Ser 2020-5019, Cl DA
2.000%, 05/25/41	2,241,934	2,134,592
FNMA
6.000%, 05/01/36	205	215
6.000%, 08/01/36	232	246
5.500%, 07/01/38	1,280	1,303
GNMA
6.000%, 03/15/32	345	360
6.000%, 09/15/33	3,232	3,293
6.000%, 09/15/37	1,369	1,436
5.500%, 06/15/38	643	657
5.000%, 06/15/33	719	731
GNMA, Ser 2022-212, Cl HP
5.000%, 06/20/43	2,484,559	2,479,921

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $6,783,459)		6,897,526
Total Investments in Securities— 98.5%
(Cost $216,394,565)		$217,227,345

Percentages are based on Net Assets of $220,580,784.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2025 was $63,529,273 and represented 28.8% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See "Glossary" for abbreviations.

KOC-QH-002-2100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 26.4%
	Face Amount	Value
COMMUNICATION SERVICES — 0.8%
Discovery Communications
4.125%, 05/15/29	$635,000	$591,490
NBN MTN
2.625%, 05/05/31(A)	600,000	539,874
NTT Finance
5.502%, 07/16/35(A)	1,175,000	1,193,210
		2,324,574

CONSUMER DISCRETIONARY — 0.5%
L'Oreal
5.000%, 05/20/35(A)	1,190,000	1,200,303
Mars
2.375%, 07/16/40(A)	540,000	374,618
		1,574,921

CONSUMER STAPLES — 0.9%
Bunge Finance
2.750%, 05/14/31	1,150,000	1,037,410
JBS USA Holding Lux Sarl
7.250%, 11/15/53	1,000,000	1,108,644
Mondelez International
1.500%, 02/04/31	535,000	455,782
		2,601,836

ENERGY — 2.6%
APA
7.750%, 12/15/29(A)	950,000	1,023,090
Boardwalk Pipelines
4.800%, 05/03/29	480,000	483,532
Eastern Gas Transmission & Storage
3.000%, 11/15/29	560,000	527,964
Energy Transfer
5.600%, 09/01/34	1,100,000	1,112,408
Expand Energy
4.750%, 02/01/32	1,130,000	1,097,566
Helmerich & Payne
5.500%, 12/01/34	1,200,000	1,106,942
Hess
5.800%, 04/01/47	1,187,000	1,204,239
ONEOK
5.650%, 09/01/34	1,280,000	1,296,201
		7,851,942

FINANCIALS — 11.0%
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/35(B)	1,440,000	1,473,546
American Express
5.442%, SOFRINDX + 1.320%, 01/30/36(B)	1,293,000	1,318,488
Ares Finance II
3.250%, 06/15/30(A)	645,000	599,822
Arthur J Gallagher
5.150%, 02/15/35	1,090,000	1,083,624
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Bain Capital Specialty Finance
5.950%, 03/15/30	$1,160,000	$1,153,153
Bank of America
5.511%, SOFRRATE + 1.310%, 01/24/36(B)	1,150,000	1,178,431
Bank of Montreal
3.803%, USSW5 + 1.432%, 12/15/32(B)	825,000	801,593
Bank of Nova Scotia
7.350%, H15T5Y + 2.903%, 04/27/85(B)	930,000	949,346
Brown & Brown
6.250%, 06/23/55	1,155,000	1,183,434
Capital One Financial
6.183%, SOFRRATE + 2.036%, 01/30/36(B)	1,940,000	1,991,618
Carlyle Finance Subsidiary
3.500%, 09/19/29(A)	650,000	623,302
CI Financial
3.200%, 12/17/30	910,000	807,749
Citigroup
6.020%, SOFRRATE + 1.830%, 01/24/36(B)	1,150,000	1,178,557
Franklin BSP Capital
7.200%, 06/15/29	1,080,000	1,120,265
Golub Capital BDC
6.000%, 07/15/29	1,280,000	1,299,676
Hercules Capital
6.000%, 06/16/30	1,150,000	1,150,051
HPS Corporate Lending Fund
5.950%, 04/14/32	1,200,000	1,190,561
JPMorgan Chase
4.946%, SOFRRATE + 1.340%, 10/22/35(B)	1,082,000	1,070,025
M&T Bank
5.400%, H15T5Y + 1.430%, 07/30/35(B)	778,000	779,183
Morgan Stanley
5.587%, SOFRRATE + 1.418%, 01/18/36(B)	1,150,000	1,180,308
National Australia Bank
3.347%, H15T5Y + 1.700%, 01/12/37(A)(B)	750,000	662,799
Neuberger Berman Group
4.500%, 03/15/27(A)	970,000	962,782
Oaktree Specialty Lending
6.340%, 02/27/30	1,315,000	1,311,669
PennantPark Floating Rate Capital
4.250%, 04/01/26	650,000	640,727
PNC Financial Services Group
5.373%, SOFRRATE + 1.417%, 07/21/36(B)	1,450,000	1,465,026
Raymond James Financial
3.750%, 04/01/51	610,000	443,135

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2025
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Santander Holdings USA
6.342%, SOFRRATE + 2.138%, 05/31/35(B)	$1,365,000	$1,435,093
Sixth Street Specialty Lending
5.625%, 08/15/30	1,320,000	1,323,372
Synchrony Financial
6.000%, SOFRRATE + 2.070%, 07/29/36(B)	845,000	847,544
UBS Group
3.179%, H15T1Y + 1.100%, 02/11/43(A)(B)	555,000	408,255
Wells Fargo
5.244%, SOFRRATE + 1.110%, 01/24/31(B)	1,150,000	1,177,387
		32,810,521

INDUSTRIALS — 2.6%
Ashtead Capital
1.500%, 08/12/26(A)	650,000	629,023
Canadian Pacific Railway
3.100%, 12/02/51	880,000	574,735
Daimler Truck Finance North America
2.500%, 12/14/31(A)	940,000	816,759
Flowserve
2.800%, 01/15/32	1,407,000	1,229,203
Howmet Aerospace
3.000%, 01/15/29	495,000	471,974
Masco
6.500%, 08/15/32	317,000	336,890
Northern Group Housing
5.605%, 08/15/33(A)	412,084	418,925
Oshkosh
3.100%, 03/01/30	1,550,000	1,443,492
Siemens Funding BV
5.800%, 05/28/55(A)	1,730,000	1,790,078
		7,711,079

INFORMATION TECHNOLOGY — 0.8%
Constellation Software
5.461%, 02/16/34(A)	1,040,000	1,053,610
Microsoft
2.921%, 03/17/52	270,000	178,134
NXP BV
5.550%, 12/01/28	245,000	252,314
Oracle
2.875%, 03/25/31	600,000	543,888
Roper Technologies
2.950%, 09/15/29	420,000	395,148
		2,423,094

MATERIALS — 2.6%
Amrize Finance US
5.400%, 04/07/35(A)	1,765,000	1,780,296
Anglo American Capital
4.500%, 03/15/28(A)	525,000	523,079
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Berry Global
1.650%, 01/15/27	$625,000	$599,068
Martin Marietta Materials
2.400%, 07/15/31	865,000	759,959
NewMarket
2.700%, 03/18/31	1,592,000	1,420,481
Rio Tinto Finance USA
5.750%, 03/14/55	1,340,000	1,340,429
Sealed Air
1.573%, 10/15/26(A)	835,000	801,933
Silgan Holdings
1.400%, 04/01/26(A)	420,000	410,680
		7,635,925

REAL ESTATE — 2.5%
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(A)	400,000	385,302
Extra Space Storage
2.350%, 03/15/32	730,000	622,146
Highwoods Realty
2.600%, 02/01/31	1,390,000	1,200,002
Invitation Homes Operating Partnership
4.875%, 02/01/35	1,135,000	1,094,110
Kite Realty Group
5.500%, 03/01/34	1,280,000	1,304,539
NNN REIT
2.500%, 04/15/30	700,000	637,377
Store Capital
4.500%, 03/15/28	380,000	374,945
2.700%, 12/01/31	700,000	595,899
Tanger Properties
2.750%, 09/01/31	1,370,000	1,197,715
		7,412,035

UTILITIES — 2.1%
DPL
4.350%, 04/15/29	1,415,000	1,379,920
Duquesne Light Holdings
2.532%, 10/01/30(A)	540,000	474,798
Entergy Arkansas
5.750%, 06/01/54	1,080,000	1,075,606
Jersey Central Power & Light
2.750%, 03/01/32(A)	670,000	587,456
Monongahela Power
3.550%, 05/15/27(A)	550,000	540,434
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,149,663
Southern
6.375%, H15T5Y + 2.069%, 03/15/55(B)	1,190,000	1,231,308
		6,439,185

Total Corporate Obligations
(Cost $80,318,120)		78,785,112

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2025
(Unaudited)

U.S. TREASURY OBLIGATIONS — 23.5%
	Face Amount	Value
U.S. Treasury Bonds
4.000%, 11/15/52	$7,000,000	$6,033,398
3.750%, 08/15/41	2,250,000	1,995,820
3.000%, 05/15/45	9,000,000	6,812,227
3.000%, 08/15/52	250,000	177,725
2.875%, 05/15/52	5,467,000	3,791,023
2.250%, 08/15/46	2,575,000	1,667,212
1.875%, 11/15/51	5,750,000	3,149,922
1.250%, 05/15/50	1,850,000	876,943
U.S. Treasury Notes
4.125%, 03/31/32	5,100,000	5,102,191
4.125%, 11/15/32	3,350,000	3,342,541
4.000%, 03/31/30	2,400,000	2,405,531
3.875%, 12/31/27	16,000,000	15,989,375
3.875%, 09/30/29	8,500,000	8,484,395
2.750%, 05/31/29	9,000,000	8,630,859
2.625%, 05/31/27	850,000	829,879
1.375%, 11/15/31	1,000,000	850,352

Total U.S. Treasury Obligations
(Cost $74,592,675)		70,139,393
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.2%

FHLMC
6.000%, 01/01/53	1,236,528	1,256,868
6.000%, 05/01/53	694,676	705,656
6.000%, 09/01/53	1,170,496	1,197,052
6.000%, 07/01/54	1,897,998	1,927,872
5.500%, 11/01/52	748,971	747,192
5.500%, 01/01/53	1,403,122	1,399,291
5.500%, 04/01/53	2,256,657	2,248,642
5.500%, 12/01/54	1,790,112	1,781,124
5.000%, 12/01/52	709,793	694,619
5.000%, 04/01/53	776,288	758,691
4.500%, 12/01/48	114,332	110,098
4.500%, 09/01/52	669,506	635,481
4.000%, 02/01/47	199,826	188,018
4.000%, 11/01/47	186,712	176,082
4.000%, 11/01/48	66,818	62,738
4.000%, 04/01/52	1,061,800	982,681
3.500%, 11/01/44	180,771	167,181
3.500%, 04/01/46	114,860	105,447
3.500%, 07/01/47	244,193	223,510
3.500%, 12/01/48	155,228	141,193
3.500%, 04/01/52	869,447	783,494
3.000%, 02/01/45	198,540	176,718
3.000%, 08/01/45	98,676	87,214
3.000%, 02/01/48	118,529	103,520
3.000%, 04/01/50	420,903	364,587
2.500%, 02/01/30	75,662	73,083
2.500%, 01/01/52	1,656,963	1,363,516
2.500%, 04/01/52	1,614,560	1,329,879
2.000%, 08/01/50	919,898	723,643
2.000%, 10/01/50	271,548	214,156
2.000%, 05/01/51	2,271,283	1,777,834
FHLMC, Ser 2024-5438, Cl GL
1.500%, 12/25/50	3,500,000	2,167,308
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
FHLMC Multifamily Structured Pass Through Certificates, Ser 162, Cl A2
5.150%, 12/25/33(B)	$1,000,000	$1,034,816
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.252%, 02/25/43(B)	44,829	42,628
FNMA
6.500%, 06/01/53	605,911	627,303
6.000%, 12/01/52	543,876	552,439
6.000%, 04/01/53	651,762	666,815
6.000%, 05/01/53	667,108	678,018
6.000%, 06/01/53	783,776	797,071
5.500%, 03/01/53	2,910,176	2,900,613
5.500%, 04/01/53	678,707	679,707
5.500%, 05/01/53	683,249	681,262
5.000%, 12/01/37	519,143	521,210
5.000%, 09/01/52	636,257	622,009
5.000%, 11/01/52	692,928	676,806
5.000%, 01/01/53	641,491	630,131
5.000%, 04/01/53	1,222,573	1,197,759
4.500%, 12/01/37	564,661	558,399
4.500%, 02/01/41	264,228	260,871
4.500%, 03/01/48	170,753	164,924
4.500%, 10/01/52	728,007	690,977
4.500%, 01/01/53	1,127,843	1,071,918
4.000%, 03/01/35	63,377	62,368
4.000%, 01/01/42	214,155	205,067
4.000%, 05/01/49	173,500	162,597
4.000%, 10/01/52	872,158	806,223
3.500%, 02/01/47	213,981	197,371
3.500%, 12/01/47	106,152	96,707
3.500%, 08/01/48	106,028	96,002
3.500%, 03/01/49	210,504	194,356
3.500%, 06/01/49	432,761	392,832
3.500%, 07/01/50	648,242	585,888
3.000%, 10/01/48	179,131	158,157
3.000%, 02/01/50	1,539,305	1,323,601
3.000%, 05/01/51	1,149,007	1,001,145
3.000%, 03/01/52	1,187,314	1,018,968
2.500%, 12/01/49	291,401	241,096
2.500%, 09/01/50	605,524	501,729
2.500%, 10/01/50	2,140,546	1,764,883
2.500%, 06/01/51	940,710	783,025
2.500%, 09/01/52	1,971,078	1,617,283
2.000%, 02/01/51	556,722	438,276
2.000%, 04/01/51	1,520,834	1,191,174
2.000%, 01/01/52	1,913,812	1,512,196
2.000%, 02/01/52	1,640,788	1,286,305
2.000%, 03/01/52	3,078,151	2,416,681
FNMA, Ser 2024-56, Cl DL
1.500%, 09/25/51	3,150,000	1,932,624
GNMA
6.000%, 08/20/52	581,456	594,022
5.500%, 12/20/52	836,800	841,531
4.000%, 07/20/48	76,090	71,049
4.000%, 05/20/52	646,320	600,180

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2025
(Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
3.500%, 06/20/48	$450,468	$411,229
3.000%, 06/20/51	872,207	762,499
2.500%, 09/20/51	1,967,134	1,655,162
2.000%, 11/20/51	2,080,868	1,680,188

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $68,804,336)		66,332,478
ASSET-BACKED SECURITIES — 12.9%

Automotive — 2.3%
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	665,000	675,190
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	530,000	530,440
GM Financial Consumer Automobile Receivables Trust, Ser 2025-1, Cl B
5.000%, 08/16/30	665,000	674,407
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (A)	650,000	636,049
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A4
4.790%, 01/15/31 (A)	755,000	754,859
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.880%, 03/17/31	665,000	668,371
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.870%, 05/15/31	660,000	663,654
SFS Auto Receivables Securitization Trust, Ser 2025- 1A, Cl B
5.110%, 02/20/31 (A)	665,000	676,121
SFS Auto Receivables Securitization Trust, Ser 2025- 2A, Cl B
4.850%, 07/21/31 (A)	710,000	716,305
Toyota Auto Loan Extended Note Trust, Ser 2025-1A, Cl A
4.650%, 05/25/38 (A)	700,000	705,777
		6,701,173

Other ABS — 10.6%
ABPCI Direct Lending Fund CLO VI, Ser 2025-6A, Cl BRR
6.014%, TSFR3M + 1.700%, 01/27/37 (A)(B)	770,000	764,895
Affirm Asset Securitization Trust, Ser 2024-X2, Cl B
5.330%, 12/17/29 (A)	600,000	600,276
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Antares CLO, Ser 2018-3, Cl A1R
5.916%, TSFR3M + 1.590%, 07/20/36 (A)(B)	$1,170,000	$1,170,278
Audax Senior Debt CLO XII, Ser 2025-12A, Cl B
5.917%, TSFR3M + 1.750%, 04/22/37 (A)(B)	1,000,000	993,153
Avant Loans Funding Trust, Ser 2025-REV1, Cl A
5.120%, 05/15/34 (A)	775,000	773,817
Barings Private Credit CLO, Ser 2023-1, Cl A1BR
6.218%, TSFR3M + 1.900%, 10/15/36 (A)(B)	1,170,000	1,164,617
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (A)	710,000	715,700
Business Jet Securities, Ser 2024- 1A, Cl A
6.197%, 05/15/39 (A)	357,269	363,780
College Loan Trust I, Ser 2006-1, Cl A7B
5.375%, SOFR90A + 1.012%, 04/25/46 (A)(B)	890,000	883,978
Cologix Data Centers US Issuer, Ser 2021-1A, Cl A2
3.300%, 12/26/51 (A)	580,000	560,429
Dryden LXXXVII CLO, Ser 2021- 87A, Cl A1
5.684%, TSFR3M + 1.362%, 05/20/34 (A)(B)	1,100,000	1,099,725
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
5.856%, TSFR3M + 1.530%, 07/20/37 (A)(B)	1,425,000	1,422,165
Golub Capital Partners CLO, Ser 2022-30A, Cl AR2
5.946%, TSFR3M + 1.620%, 04/20/34 (A)(B)	500,000	500,466
Granite Edvance, Ser 2020-1, Cl A1A
1.550%, 09/25/60	1,187,797	1,076,081
HalseyPoint CLO III, Ser 2024- 3A, Cl A1R
5.790%, TSFR3M + 1.480%, 07/30/37 (A)(B)	1,170,000	1,171,370
Kestrel Aircraft Funding, Ser 2018-1A, Cl A
4.250%, 12/15/38 (A)	125,532	123,965
MCF CLO VIII, Ser 2024-1A, Cl AR
6.279%, TSFR3M + 1.950%, 04/18/36 (A)(B)	1,000,000	1,000,897
Mission Lane Credit Card Master Trust, Ser 2025-B, Cl A
5.060%, 09/15/31 (A)	725,000	723,544

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2025
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Monroe Capital Mml CLO XI, Ser 2021-1A, Cl A1
6.134%, TSFR3M + 1.812%, 05/20/33 (A)(B)	$1,025,000	$1,024,817
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,744,167	1,632,647
OCP CLO, Ser 2024-24A, Cl A2R
5.876%, TSFR3M + 1.550%, 10/20/37 (A)(B)	1,170,000	1,170,371
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (A)	536,724	541,285
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (A)	610,275	611,486
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (A)	449,962	451,291
Pagaya AI Debt Grantor Trust, Ser 2025-2, Cl B
5.329%, 10/15/32 (A)	999,895	998,721
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl B
6.058%, 12/15/32 (A)	600,000	605,869
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
5.918%, TSFR3M + 1.600%, 07/15/37 (A)(B)	1,000,000	1,003,011
PennantPark CLO XII, Ser 2025- 12A, Cl B
6.041%, TSFR3M + 1.850%, 04/20/37 (A)(B)	875,000	871,787
PHEAA Student Loan Trust, Ser 2016-2A, Cl B
5.965%, SOFR30A + 1.614%, 11/25/65 (A)(B)	1,050,000	1,030,042
SLM Student Loan Trust, Ser 2006- 10, Cl A6
4.752%, SOFR90A + 0.412%, 03/25/44 (B)	1,026,817	983,177
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	964,923	878,014
Store Master Funding I-VII, XIV, XIX, XX, XXIV and XXII, Ser 2024-1A, Cl A2
5.700%, 05/20/54 (A)	993,750	1,013,418
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
5.960%, 09/15/38 (A)(C)	209,992	208,984
Trinity Rail Leasing, Ser 2018-1A, Cl A2
4.620%, 06/17/48 (A)	600,000	588,663
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Twin Brook CLO, Ser 2024-1A, Cl A
6.226%, TSFR3M + 1.900%, 07/20/36 (A)(B)	$800,000	$801,925
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (A)	423,321	426,810
Voya CLO, Ser 2018-4, Cl A2RR
5.918%, TSFR3M + 1.600%, 10/15/37 (A)(B)	1,170,000	1,170,365
Willis Engine Structured Trust VIII, Ser 2025-A, Cl A
5.582%, 06/15/50 (A)	598,603	601,208
		31,723,027

Total Asset-Backed Securities
(Cost $38,178,728)		38,424,200
MORTGAGE-BACKED SECURITIES — 10.0%

Non-Agency Mortgage-Backed Obligations — 10.0%
BANK, Ser 2025-BNK50, Cl A5
5.652%, 05/15/68 (B)	700,000	728,747
BWAY Trust, Ser 2025-1535, Cl A
6.309%, 05/05/42 (A)(B)	600,000	611,266
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.556%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,157,750	1,153,046
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.730%, TSFR1M + 1.380%, 08/15/42 (A)(B)	755,000	755,000
Chase Home Lending Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 03/25/55 (A)(B)	902,283	910,567
Chase Home Lending Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 11/25/55 (A)(B)	881,920	888,774
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A3A
6.000%, 07/25/54 (A)(B)	709,293	714,335
COLT Mortgage Loan Trust, Ser 2022-4, Cl A1
4.301%, 03/25/67 (A)(B)	699,350	691,733
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A)(B)	120,867	109,026
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A)(B)	104,902	95,910
Fidelis Mortgage Trust, Ser 2025- RTL1, Cl A2
6.220%, 02/27/40 (A)(B)	1,300,000	1,302,401
Fidelis Mortgage Trust, Ser 2025- RTL2, Cl A2
6.060%, 07/25/40 (A)(B)	1,200,000	1,198,612

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2025
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.878%, 04/25/50 (A)(B)	$348,372	$340,920
FREMF Mortgage Trust, Ser 2019- K101, Cl B
3.527%, 10/25/52 (A)(B)	700,000	662,608
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (A)(D)	220,416	227,932
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A3
1.560%, 12/12/53	341,918	311,322
GS Mortgage Securities Trust, Ser 2024-RVR, Cl A
5.198%, 08/10/41 (A)(B)	1,150,000	1,154,900
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (A)(B)	1,050,833	922,716
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (A)(B)	1,396,545	1,233,377
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A4
2.500%, 08/25/52 (A)(B)	1,211,709	975,379
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (A)(B)	966,517	852,513
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (A)(B)	1,416,234	1,244,525
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (A)(B)	1,486,291	1,333,949
Provident Funding Mortgage Trust, Ser 2025-1, Cl A3
5.500%, 02/25/55 (A)(B)	948,832	947,624
Provident Funding Mortgage Trust, Ser 2025-2, Cl A2
5.500%, 06/25/55 (A)(B)	1,374,185	1,360,802
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (A)(B)	1,078,125	945,410
Rate Mortgage Trust, Ser 2024-J4, Cl A1
6.000%, 12/25/54 (A)(B)	1,133,575	1,138,711
Rate Mortgage Trust, Ser 2025-J1, Cl A4
6.000%, 03/25/55 (A)(B)	915,270	920,754
Rocket Mortgage Trust, Ser 2021- 5, Cl A1
2.500%, 11/25/51 (A)(B)	1,103,323	888,767
Rocket Mortgage Trust, Ser 2022- 1, Cl A1
2.500%, 01/25/52 (A)(B)	1,198,224	969,796
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
Rocket Mortgage Trust, Ser 2022- 3, Cl A5
3.000%, 05/25/52 (A)(B)	$1,474,650	$1,320,697
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	587,156	548,309
Sequoia Mortgage Trust, Ser 2015- 1, Cl A1
3.500%, 01/25/45 (A)(B)	20,469	18,941
Sequoia Mortgage Trust, Ser 2015- 2, Cl A1
3.500%, 05/25/45 (A)(B)	39,774	36,387
Sequoia Mortgage Trust, Ser 2015- 4, Cl A1
3.000%, 11/25/30 (A)(B)	26,860	26,123
Sequoia Mortgage Trust, Ser 2024- 7, Cl A2
6.000%, 08/25/54 (A)(B)	838,272	842,660
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl C
6.434%, TSFR1M + 2.092%, 02/15/42 (A)(B)	875,000	870,078
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C5, Cl A3
5.590%, 07/15/58	735,000	760,446
		30,015,063

Total Mortgage-Backed Securities
(Cost $30,901,471)		30,015,063
MUNICIPAL BONDS — 3.6%

Colorado Housing and Finance Authority, Ser 2023-M1, RB
5.619%, 11/01/38	845,000	848,841
Colorado Housing and Finance Authority, Ser L1
4.926%, 11/01/32	500,000	501,434
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	235,400
District of Columbia, University Refunding, Ser 2025-B, RB
5.751%, 04/01/35	1,375,000	1,422,479
Grand Parkway Transportation, Ser 2020-B, RB
3.216%, 10/01/49	640,000	445,736
Hawaii State, Department of Business Economic Development & Tourism, Ser 2014-A-2, RB
3.242%, 01/01/31	71,569	69,897
Idaho State, Housing & Finance Association, Ser 2023-D-1, RB
5.713%, 07/01/38	830,000	831,868
Indiana State, Housing & Community Development Authority, Ser 2024-B-3, RB
5.932%, 07/01/44	1,000,000	1,003,471

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JULY 31, 2025
(Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Maryland Department of Housing & Community Development, Ser 2024-B, RB
5.991%, 09/01/44	$750,000	$752,749
Massachusetts State, Housing Finance Agency, Ser 2020-B, RB
3.350%, 12/01/40	145,000	114,686
Michigan State, Housing Development Authority, Ser 2023-C, RB
5.816%, 12/01/38	895,000	895,410
Minnesota State, Housing Finance Agency, Ser 2024-V, RB
5.925%, 07/01/49	750,000	744,883
Minnesota State, Housing Finance Agency, Ser 2023-P, RB
5.726%, 07/01/33	380,000	391,864
New York City, Housing Development, Ser 2021-D, RB
3.083%, 11/01/46	900,000	616,347
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	462,031
Rhode Island State, Housing and Mortgage Finance, Ser 2020-1-T, RB
2.993%, 10/01/38	540,000	411,043
Virginia State, Housing Development Authority, Ser 2020-C, RB
2.829%, 04/01/41	500,000	374,728
Washington State, Housing Finance Commission, Ser 2023- 2T, RB
5.738%, 12/01/38	550,000	550,971

Total Municipal Bonds
(Cost $11,664,824)		10,673,838
Total Investments in Securities— 98.6%
(Cost $304,460,154)		$294,370,084

Percentages are based on Net Assets of $298,682,604.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2025 was $77,741,533 and represented 26.0% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Level 3 security in accordance with fair value hierarchy.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See "Glossary" for abbreviations.

KOC-QH-001-2100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 72.1%

	Shares	Value
COMMUNICATION SERVICES — 6.1%
Electronic Arts	3,610	$550,489
Fox (A)	59,311	3,307,181
Live Nation Entertainment *(A)	13,081	1,932,064
Meta Platforms, Cl A (A)	3,446	2,665,274
Omnicom Group (A)	21,357	1,538,772
		9,993,780
CONSUMER DISCRETIONARY — 9.0%
Airbnb, Cl A *	10,419	1,379,580
Best Buy (A)	17,138	1,114,998
Dick's Sporting Goods	5,899	1,247,698
eBay (A)	35,773	3,282,173
Expedia Group (A)	13,437	2,421,616
Lululemon Athletica *	3,420	685,812
Ralph Lauren, Cl A	5,692	1,700,485
Tapestry (A)	21,108	2,280,297
Williams-Sonoma	2,575	481,654
		14,594,313
CONSUMER STAPLES — 3.0%
Coca-Cola Consolidated	15,364	1,716,927
Dollar Tree *	11,494	1,305,144
General Mills	7,078	346,680
Kimberly-Clark	6,200	772,644
Maplebear *	16,666	799,468
		4,940,863
ENERGY — 3.4%
Cheniere Energy	3,461	816,381
Coterra Energy	11,907	290,412
EOG Resources	6,603	792,492
Halliburton	26,786	600,006
Marathon Petroleum	7,284	1,239,664
Schlumberger	33,785	1,141,933
TechnipFMC PLC	15,505	563,917
		5,444,805
FINANCIALS — 16.0%
American Express (A)	1,894	566,893
Ameriprise Financial (A)	6,058	3,139,195
Bank of America	15,351	725,642
Berkshire Hathaway, Cl B *(A)	11,935	5,631,888
Corebridge Financial	67,092	2,385,792
Corpay *	9,663	3,121,632
Equitable Holdings	21,062	1,081,534
Fidelity National Financial	12,203	688,615
JPMorgan Chase (A)	8,011	2,373,179
PayPal Holdings *	24,003	1,650,446
Synchrony Financial (A)	37,248	2,595,068
Unum Group	5,536	397,540
Wells Fargo	20,288	1,635,821
		25,993,245
HEALTH CARE — 10.1%
Cardinal Health (A)	19,775	3,069,475
DaVita *	20,245	2,841,791
Exelixis *	48,221	1,746,565
Gilead Sciences	28,959	3,251,806
Hologic *	15,989	1,068,385

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Royalty Pharma PLC, Cl A	59,865	$2,203,032
United Therapeutics *(A)	8,211	2,255,562
		16,436,616
INDUSTRIALS — 1.2%
Carlisle	2,028	719,352
Owens Corning (A)	8,978	1,251,802
		1,971,154
INFORMATION TECHNOLOGY — 20.1%
Akamai Technologies *(A)	24,265	1,851,662
AppLovin, Cl A *(A)	3,757	1,467,860
Check Point Software Technologies *(A)	6,182	1,151,088
Cisco Systems (A)	47,627	3,242,446
Dell Technologies, Cl C	16,269	2,158,734
DocuSign, Cl A *(A)	7,402	559,887
Flex *	63,878	3,185,596
Gen Digital	28,572	842,588
International Business Machines (A)	7,357	1,862,425
Jabil	14,750	3,291,758
Logitech International (A)	31,703	2,944,575
NetApp (A)	30,588	3,185,128
NXP Semiconductors	3,370	720,405
QUALCOMM (A)	15,873	2,329,521
Skyworks Solutions	14,388	986,154
Wix.com *	1,551	210,982
Zoom Video Communications, Cl A *(A)	37,032	2,742,220
		32,733,029
MATERIALS — 2.2%
Anglogold Ashanti	9,627	445,249
CF Industries Holdings (A)	33,662	3,124,843
		3,570,092
UTILITIES — 1.0%
NRG Energy	5,395	902,044
Talen Energy *	2,009	758,538
		1,660,582
Total Common Stock
(Cost $97,774,188)		117,338,479
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $1,580,310)		51,524
Total Investments in Securities— 72.1%
(Cost $99,354,498)		$117,390,003

SECURITIES SOLD SHORT

COMMON STOCK — (18.4)%

	Shares	Value
COMMUNICATION SERVICES — (0.2)%
GCI Liberty *	(800)	(26,600)
Liberty Broadband, Cl C *	(4,000)	(245,280)
		(271,880)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY — (2.2)%
Amer Sports *	(61,982)	$(2,326,804)
Cava Group *	(3,782)	(332,854)
MakeMyTrip *	(9,333)	(873,476)
		(3,533,134)
HEALTH CARE — (1.6)%
Cooper *	(24,788)	(1,752,263)
McKesson	(1,196)	(829,474)
		(2,581,737)
INDUSTRIALS — (0.6)%
Equifax	(1,202)	(288,757)
Rocket Lab *	(16,760)	(769,619)
		(1,058,376)
INFORMATION TECHNOLOGY — (11.7)%
Advanced Micro Devices *	(9,817)	(1,730,835)
Coherent *	(7,574)	(814,962)
Crowdstrike Holdings, Cl A *	(3,962)	(1,801,006)
Datadog, Cl A *	(4,461)	(624,451)
Entegris	(4,439)	(348,284)
Fair Isaac *	(396)	(568,941)
First Solar *	(8,517)	(1,488,175)
Marvell Technology	(19,588)	(1,574,288)
Microchip Technology	(18,567)	(1,254,944)
MicroStrategy, Cl A *	(5,064)	(2,035,019)
MongoDB, Cl A *	(8,405)	(1,999,465)
Palantir Technologies, Cl A *	(9,402)	(1,488,807)
Samsara, Cl A *	(45,274)	(1,721,770)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Snowflake, Cl A *	(1,971)	$(440,519)
Super Micro Computer *	(19,849)	(1,170,496)
		(19,061,962)
MATERIALS — (0.7)%
International Paper	(24,582)	(1,148,963)

REAL ESTATE — (0.6)%
Invitation Homes	(14,686)	(450,126)
Lineage	(13,130)	(566,559)
		(1,016,685)
UTILITIES — (0.8)%
Constellation Energy	(3,716)	(1,292,573)

Total Common Stock
(Proceeds $28,792,353)		(29,965,310)

EXCHANGE-TRADED FUNDS — (28.4)%

	Shares	Value
EQUITY FUND — (20.5)%
ARK Innovation ETF	(115,320)	(8,687,055)
iShares Russell 1000 Value ETF	(66,635)	(13,021,812)
SPDR S&P 500 ETF Trust	(18,421)	(11,643,546)
		(33,352,413)
DOMESTIC STOCK — (7.9)%
Vanguard Small-Capital Value ETF	(64,979)	(12,883,386)

Total Exchange-Traded Funds
(Proceeds $45,710,372)		(46,235,799)

Total Securities Sold Short— (46.8)%
(Proceeds $74,502,725)		$(76,201,109)

A list of the open option contracts held by the Fund at July 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
Put Options
iShares Russell 2000 ETF	514	$11,276,646	$160.00	09/30/25	$10,794
SPDR S&P 500 ETF Trust	138	8,722,704	550.00	09/30/25	28,980
SPDR S&P 500 ETF Trust	216	13,652,928	450.00	09/30/25	11,448
SPDR S&P 500 ETF Trust	302	19,088,816	505.00	07/31/25	302
		$52,741,094			$51,524
TOTAL PURCHASED OPTIONS
(Cost $1,580,310)		$52,741,094			$51,524

Percentages are based on Net Assets of $162,729,798.

*	Non-income producing security.

(A)	This security or a partial position of this security has been committed as collateral for securities sold short.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-007-1200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value
COMMUNICATION SERVICES — 7.6%
AT&T	269,211	$7,379,074
Comcast, Cl A	82,633	2,745,894
Meta Platforms, Cl A	1,603	1,239,824
Verizon Communications	105,091	4,493,691
Walt Disney	43,969	5,237,148
		21,095,631
CONSUMER DISCRETIONARY — 3.7%
General Motors	86,355	4,606,176
Lennar, Cl A	22,330	2,504,979
TJX	25,140	3,130,684
		10,241,839
CONSUMER STAPLES — 9.1%
Casey's General Stores	6,747	3,509,317
Coca-Cola	35,937	2,439,763
Colgate-Palmolive	42,130	3,532,600
Dollar General	39,747	4,169,460
Monster Beverage *	64,662	3,798,893
Procter & Gamble	32,176	4,841,523
Walmart	31,568	3,093,033
		25,384,589
ENERGY — 11.6%
Baker Hughes, Cl A	85,737	3,862,452
Cheniere Energy	14,053	3,314,822
Chevron	20,476	3,104,981
ConocoPhillips	39,639	3,779,182
Exxon Mobil	93,440	10,431,642
Kinder Morgan	150,777	4,230,802
Valero Energy	25,223	3,463,370
		32,187,251
FINANCIALS — 24.5%
Allstate	20,731	4,213,576
American Express	7,673	2,296,606
American International Group	54,683	4,245,041
Ameriprise Financial	5,016	2,599,241
Axis Capital Holdings	35,256	3,308,423
Bank of America	159,815	7,554,455
Berkshire Hathaway, Cl B *	11,042	5,210,499
Citigroup	78,083	7,316,377
Goldman Sachs Group	8,345	6,038,358
Hartford Financial Services Group	13,875	1,725,911
JPMorgan Chase	44,170	13,084,921
Popular	18,608	2,132,105
Prudential Financial	22,443	2,324,646
Visa, Cl A	3,834	1,324,532
Wells Fargo	59,645	4,809,176
		68,183,867
HEALTH CARE — 7.8%
Boston Scientific *	33,039	3,466,452
Cencora, Cl A	15,607	4,464,851
Gilead Sciences	40,820	4,583,678
Quest Diagnostics	22,600	3,783,466
STERIS PLC	6,938	1,571,387
Stryker	9,453	3,712,477
		21,582,311
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 9.2%
3M	28,342	$4,229,194
AECOM	39,301	4,430,795
CSX	89,130	3,167,680
Cummins	12,768	4,693,772
Emerson Electric	23,453	3,412,646
United Rentals	2,098	1,852,408
Waste Management	16,539	3,790,077
		25,576,572
INFORMATION TECHNOLOGY — 9.1%
Cisco Systems	96,348	6,559,372
Hewlett Packard Enterprise	66,270	1,371,126
Intel	116,717	2,310,996
International Business Machines	19,265	4,876,935
Micron Technology	24,335	2,655,922
Microsoft	3,962	2,113,727
Motorola Solutions	2,466	1,082,525
Texas Instruments	24,273	4,394,869
		25,365,472
MATERIALS — 2.5%
Linde PLC	6,595	3,035,415
Pan American Silver	70,906	1,915,880
Steel Dynamics	16,324	2,082,289
		7,033,584
REAL ESTATE — 4.5%
American Tower ‡	12,224	2,547,359
Essex Property Trust ‡	9,449	2,458,441
Omega Healthcare Investors ‡	82,314	3,202,015
Realty Income ‡	33,069	1,856,163
Welltower ‡	14,563	2,403,914
		12,467,892
UTILITIES — 8.1%
Entergy	61,278	5,541,370
FirstEnergy	103,718	4,429,796
Fortis	74,586	3,652,476
National Fuel Gas	51,658	4,483,398
NRG Energy	26,997	4,513,898
		22,620,938
Total Common Stock
(Cost $218,773,159)		271,739,946
Total Investments in Securities— 97.7%
(Cost $218,773,159)		$271,739,946

Percentages are based on Net Assets of $278,030,751.

*	Non-income producing security.

‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-004-2100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%#
	Shares	Value
COMMUNICATION SERVICES — 12.0%
Alphabet, Cl A	42,750	$8,203,725
Alphabet, Cl C	36,415	7,022,997
Meta Platforms, Cl A	14,653	11,333,216
Netflix *	2,793	3,238,204
Spotify Technology *	1,934	1,211,729
		31,009,871
CONSUMER DISCRETIONARY — 4.9%
AutoZone *	430	1,620,403
Darden Restaurants	8,522	1,718,632
Tesla *	19,263	5,938,205
TJX	16,327	2,033,201
Viking Holdings *	22,629	1,328,775
		12,639,216
CONSUMER STAPLES — 5.4%
BJ's Wholesale Club Holdings *	19,764	2,093,007
Coca-Cola	45,257	3,072,498
Costco Wholesale	1,361	1,278,850
Primo Brands	35,582	982,419
Procter & Gamble	17,187	2,586,128
Walmart	40,889	4,006,304
		14,019,206
ENERGY — 0.3%
Cheniere Energy	3,724	878,417
FINANCIALS — 12.0%
American Express	9,238	2,765,026
Bank of New York Mellon	22,056	2,237,581
Berkshire Hathaway, Cl B *	10,026	4,731,069
Goldman Sachs Group	3,724	2,694,649
JPMorgan Chase	13,606	4,030,641
Mastercard, Cl A	5,514	3,123,516
Progressive	11,529	2,790,479
SoFi Technologies *	67,681	1,528,237
Toast, Cl A *	29,288	1,430,426
Visa, Cl A	16,470	5,689,891
		31,021,515
HEALTH CARE — 3.7%
Boston Scientific *	23,273	2,441,803
Gilead Sciences	12,246	1,375,103
Insulet *	4,512	1,301,261
Intuitive Surgical *	4,225	2,032,605
Stryker	6,517	2,559,422
		9,710,194
INDUSTRIALS — 9.1%
API Group *	20,817	750,869
ATI *	14,823	1,140,482
Builders FirstSource *	8,021	1,019,710
Caterpillar	7,734	3,387,647
Cummins	5,013	1,842,879
Deere	1,169	612,988
EMCOR Group	2,315	1,452,639
GE Vernova	1,824	1,204,369
General Electric	11,673	3,164,317
Mueller Industries	15,346	1,310,088
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Uber Technologies *	31,866	$2,796,241
United Rentals	2,936	2,592,312
Waste Management	9,739	2,231,789
		23,506,330
INFORMATION TECHNOLOGY — 46.5%
Accenture PLC, Cl A	3,228	862,199
Advanced Micro Devices *	11,315	1,994,948
Apple	100,739	20,910,394
AppLovin, Cl A *	1,536	600,115
Arista Networks *	19,406	2,391,207
Broadcom	34,718	10,196,677
Cloudflare, Cl A *	5,420	1,125,626
CyberArk Software *	3,438	1,414,634
Intuit	3,438	2,699,277
KLA	2,936	2,580,832
Microsoft	53,973	28,794,596
NVIDIA	165,576	29,451,003
ON Semiconductor *	12,658	713,405
Oracle	13,678	3,471,066
Palantir Technologies, Cl A *	13,893	2,199,956
Palo Alto Networks *	9,882	1,715,515
Salesforce	11,673	3,015,486
ServiceNow *	2,507	2,364,402
Snowflake, Cl A *	4,962	1,109,007
Texas Instruments	6,302	1,141,040
Twilio, Cl A *	11,100	1,431,900
		120,183,285
MATERIALS — 0.8%
Amrize LTD *	12,518	639,920
Ecolab	5,944	1,555,902
		2,195,822
REAL ESTATE — 1.8%
Simon Property Group ‡	9,954	1,630,366
Welltower ‡	18,261	3,014,343
		4,644,709
UTILITIES — 0.9%
Vistra	10,670	2,225,122

Total Common Stock
(Cost $149,056,622)		252,033,687
Total Investments in Securities— 97.4%
(Cost $149,056,622)		$252,033,687

Percentages are based on Net Assets of $258,676,606.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-003-2100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value
COMMUNICATION SERVICES — 1.5%
IMAX *	89,370	$2,304,852
CONSUMER DISCRETIONARY — 11.5%
Boot Barn Holdings *	14,183	2,438,058
Cheesecake Factory	33,052	2,112,353
Garrett Motion	203,528	2,654,005
Phinia	45,029	2,282,970
Shake Shack, Cl A *	19,278	2,319,915
Six Flags Entertainment	55,908	1,675,004
TRI Pointe Group *	57,560	1,772,848
Warby Parker, Cl A *	89,370	2,140,411
		17,395,564
CONSUMER STAPLES — 2.7%
Dole PLC	115,397	1,643,253
Primo Brands	27,045	746,713
United Natural Foods *	62,242	1,720,369
		4,110,335
ENERGY — 4.3%
Civitas Resources	30,903	938,215
Excelerate Energy, Cl A	65,272	1,674,880
International Seaways	43,928	1,752,727
Liberty Energy, Cl A	122,833	1,515,759
PBF Energy, Cl A	27,015	610,539
		6,492,120
FINANCIALS — 21.4%
Axis Capital Holdings	16,111	1,511,856
Bowhead Specialty Holdings *	44,892	1,458,990
Bread Financial Holdings	30,846	1,890,860
Enterprise Financial Services	37,042	2,044,348
Essent Group	31,947	1,788,713
Fidelis Insurance Holdings	68,164	1,029,958
FirstCash Holdings	13,712	1,827,672
Hamilton Insurance Group, Cl B *	84,000	1,805,160
Hancock Whitney	27,816	1,661,171
Metropolitan Bank Holding	26,253	1,851,887
OceanFirst Financial	60,067	1,007,924
OFG Bancorp	48,196	2,054,114
Old Second Bancorp	122,007	2,070,459
Piper Sandler	6,609	2,083,950
Popular	10,130	1,160,695
Priority Technology Holdings *	194,150	1,329,927
QCR Holdings	22,000	1,562,000
UMB Financial	18,726	2,059,673
Valley National Bancorp	119,666	1,109,304
WaFd	35,610	1,036,429
		32,345,090
HEALTH CARE — 13.2%
ARS Pharmaceuticals *	62,380	1,102,878
Axsome Therapeutics *	18,177	1,842,784
Bioventus, Cl A *	267,837	1,746,297
Denali Therapeutics *	35,815	495,321
Integer Holdings *	16,679	1,809,838
Kiniksa Pharmaceuticals International, Cl A *	30,019	908,375
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Kymera Therapeutics *	17,030	$745,063
Madrigal Pharmaceuticals *	4,297	1,299,885
Merit Medical Systems *	24,236	2,056,667
Merus *	12,279	813,361
Mirum Pharmaceuticals *	17,907	925,434
Newamsterdam Pharma *	29,644	646,536
RadNet *	39,796	2,178,035
Twist Bioscience *	20,875	700,774
Vericel *	31,722	1,108,367
Viking Therapeutics *	17,498	569,910
Viridian Therapeutics *	53,705	940,912
		19,890,437
INDUSTRIALS — 18.6%
BrightView Holdings *	135,777	2,165,643
Brink's	24,373	2,128,738
Copa Holdings, Cl A	17,075	1,889,519
CSW Industrials	5,218	1,353,967
Granite Construction	23,823	2,250,559
IES Holdings *	7,265	2,565,054
Limbach Holdings *	15,423	2,112,951
LSI Industries	115,259	2,109,240
Maximus	24,787	1,830,768
SkyWest *	20,655	2,395,154
SPX Technologies *	12,586	2,295,560
Standex International	12,393	2,041,623
Verra Mobility, Cl A *	43,081	1,088,226
Willis Lease Finance	12,944	1,832,611
		28,059,613
INFORMATION TECHNOLOGY — 10.8%
ACI Worldwide *	31,620	1,345,747
Belden	21,068	2,605,058
Benchmark Electronics	45,167	1,738,930
Couchbase *	47,484	1,151,962
DigitalOcean Holdings *	56,321	1,569,103
FormFactor *	40,318	1,145,434
Intapp *	21,320	853,866
LiveRamp Holdings *	55,908	1,834,901
SoundHound AI, Cl A *	91,970	950,050
Viavi Solutions *	148,446	1,491,882
Workiva, Cl A *	25,275	1,613,303
		16,300,236
MATERIALS — 2.5%
MP Materials *	20,627	1,268,560
O-I Glass *	154,165	2,005,687
Tronox Holdings PLC, Cl A	133,372	425,457
		3,699,704
REAL ESTATE — 7.4%
American Healthcare REIT ‡	59,488	2,298,616
CareTrust ‡	51,364	1,633,375
COPT Defense Properties ‡	72,295	1,972,208
Cushman & Wakefield PLC *	160,977	1,962,310
Independence Realty Trust ‡	77,770	1,304,203
Tanger ‡	68,715	2,062,824
		11,233,536

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JULY 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — 3.8%
National Fuel Gas	24,765	$2,149,354
Southwest Gas Holdings	20,773	1,623,202
Spire	27,265	2,030,425
		5,802,981
Total Common Stock
(Cost $129,082,895)		147,634,468
RIGHT — 0.0%

	Number Of Rights
Blueprint Medicines*‡‡	4,287	1,972

Total Rights
(Cost $–)		1,972
Total Investments in Securities— 97.7%
(Cost $129,082,895)		$147,636,440

Percentages are based on Net Assets of $151,063,265.

*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-005-2100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%#

	Shares	Value
COMMUNICATION SERVICES — 10.4%
Advantage Solutions *	410	$562
Alphabet, Cl A	26,046	4,998,227
Alphabet, Cl C	21,033	4,056,424
Altice USA, Cl A *	1,124	2,922
AMC Entertainment Holdings, Cl A *	1,929	5,594
AMC Networks, Cl A *	142	851
Angi, Cl A *	205	3,321
Anterix *	56	1,244
AST SpaceMobile, Cl A *	790	42,004
AT&T	32,277	884,713
Atlanta Braves Holdings, Cl A *	43	2,025
Atlanta Braves Holdings, Cl C *	166	7,397
ATN International	46	789
Bandwidth, Cl A *	119	1,655
Boston Omaha, Cl A *	102	1,372
Bumble, Cl A *	230	1,789
Cable One	21	2,688
Cardlytics *	214	437
Cargurus, Cl A *	359	11,782
Cars.com *	274	3,526
Charter Communications, Cl A *	407	109,630
Cinemark Holdings	493	13,247
Clear Channel Outdoor Holdings, Cl A *	1,214	1,287
Cogent Communications Holdings	199	9,072
Comcast, Cl A	16,589	551,252
DHI Group *	180	479
DoubleVerify Holdings *	606	9,284
EchoStar, Cl A *	597	19,456
Electronic Arts	1,166	177,803
Entravision Communications, Cl A	251	555
Eventbrite, Cl A *	320	781
EverQuote, Cl A *	117	2,877
EW Scripps, Cl A *	306	915
Fox	892	49,738
Fox	535	27,360
Frontier Communications Parent *	1,103	40,524
fuboTV *	1,508	6,002
Gannett *	625	2,381
GCI Liberty *	103	3,425
GCI Liberty *	14	463
Getty Images Holdings *	554	981
Globalstar *	216	5,085
Gogo *	287	4,552
Gray Television	386	1,741
IAC *	305	11,986
Ibotta, Cl A *	75	2,726
IDT, Cl B	91	5,361
iHeartMedia *	486	909
IMAX *	197	5,081
Integral Ad Science Holding *	439	3,600
Interpublic Group of Companies	1,647	40,516
Iridium Communications	422	10,322

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES— continued
John Wiley & Sons, Cl A	180	$6,948
Liberty Broadband, Cl A *	74	4,524
Liberty Broadband, Cl C *	518	31,764
Liberty Media -Liberty Formula One, Cl A *	105	9,463
Liberty Media -Liberty Formula One, Cl C *	943	94,630
Liberty Media -Liberty Live, Cl A *	89	7,280
Liberty Media -Liberty Live, Cl C *	209	17,604
Live Nation Entertainment *	713	105,310
Lumen Technologies *	4,218	18,770
Madison Square Garden Entertainment, Cl A *	170	6,424
Madison Square Garden Sports *	78	15,764
Magnite *	615	14,151
Marcus	104	1,702
Match Group	1,094	37,491
MediaAlpha, Cl A *	128	1,283
Meta Platforms, Cl A	9,775	7,560,376
Netflix *	1,900	2,202,860
New York Times, Cl A	686	35,597
News	500	16,710
News	1,693	49,639
Nexstar Media Group, Cl A	128	23,950
Nextdoor Holdings *	938	1,642
NII Holdings *(A)	46	—
Omnicom Group	865	62,323
Outbrain *	150	379
Paramount Global, Cl A	40	764
Paramount Global, Cl B	2,377	29,879
Pinterest, Cl A *	2,517	97,156
Playstudios *	396	455
PubMatic, Cl A *	179	2,150
QuinStreet *	237	3,889
Reddit, Cl A *	511	82,061
ROBLOX, Cl A *	2,629	362,250
Roku, Cl A *	577	54,330
Rumble *	394	3,325
Scholastic	79	1,949
Shenandoah Telecommunications	235	3,450
Shutterstock	107	2,050
Sinclair	170	2,458
Sirius XM Holdings	851	17,973
Skillz, Cl A *	18	125
Snap, Cl A *	4,870	45,924
Sphere Entertainment *	118	5,080
Spok Holdings	78	1,431
Spotify Technology *	579	362,767
Stagwell, Cl A *	477	2,733
System1 *	18	109
Take-Two Interactive Software *	765	170,388
TEGNA	713	11,907
Telephone and Data Systems	380	14,835
Thryv Holdings *	179	2,356

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES— continued
TKO Group Holdings, Cl A	300	$50,403
T-Mobile US	2,031	484,211
Toro Combineco *	130	941
Trade Desk, Cl A *	1,979	172,094
TripAdvisor *	554	9,689
TrueCar *	336	615
Trump Media & Technology Group *	501	8,813
United States Cellular *	61	4,449
Urban One *	71	46
Urban One, Cl A *	23	36
Verizon Communications	17,304	739,919
Vimeo *	672	2,547
Vivid Seats, Cl A *	331	513
Walt Disney	8,114	966,459
Warner Bros Discovery *	10,090	132,885
Warner Music Group, Cl A	629	18,405
WideOpenWest *	222	748
Yelp, Cl A *	279	9,606
Ziff Davis *	189	5,882
ZipRecruiter, Cl A *	296	1,243
ZoomInfo Technologies, Cl A *	1,357	14,696
		25,381,291
CONSUMER DISCRETIONARY — 7.5%
1-800-Flowers.com, Cl A *	111	656
Abercrombie & Fitch, Cl A *	209	20,068
Academy Sports & Outdoors	295	14,983
Acushnet Holdings	124	9,873
Adient PLC *	367	7,868
ADT	1,595	13,318
Adtalem Global Education *	158	18,055
Advance Auto Parts	265	14,064
Airbnb, Cl A *	1,705	225,759
Allbirds, Cl A *	22	222
A-Mark Precious Metals	72	1,532
American Axle & Manufacturing Holdings *	489	2,176
American Eagle Outfitters	704	7,603
America's Car-Mart *	32	1,441
AMMO *	387	457
Aptiv PLC *	1,016	69,738
Aramark	1,180	50,221
Arhaus, Cl A *	228	1,997
Arko	257	1,072
Asbury Automotive Group *	87	19,324
AutoNation *	154	29,667
AutoZone *	75	282,628
BARK *	569	490
Barnes & Noble Education *	93	821
Bath & Body Works	950	27,512
Beazer Homes USA *	131	3,078
Best Buy	872	56,732
Beyond *	245	2,193
Biglari Holdings, Cl B *	3	925
BJ's Restaurants *	96	3,401

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Bloomin' Brands	329	$2,997
Booking Holdings	145	798,089
Boot Barn Holdings *	136	23,378
BorgWarner	977	35,954
Bowlero	72	713
Bright Horizons Family Solutions *	256	28,954
Brinker International *	195	30,732
Brunswick	292	17,021
Buckle	140	6,912
Build-A-Bear Workshop, Cl A	55	2,789
Burlington Stores *	281	76,702
Caleres	147	2,018
Camping World Holdings, Cl A	268	3,709
Capri Holdings *	516	9,386
CarMax *	681	38,551
Carnival *	4,668	138,966
CarParts.com *	243	203
Carriage Services, Cl A	58	2,605
Carter's	157	3,806
Carvana, Cl A *	564	220,056
Cato, Cl A	65	183
Cava Group *	444	39,076
Cavco Industries *	36	14,532
Century Communities	121	6,811
Champion Homes *	250	15,225
Cheesecake Factory	202	12,910
Chegg *	449	588
Chewy, Cl A *	761	27,929
Children's Place *	32	154
Chipotle Mexican Grill, Cl A *	6,013	257,837
Choice Hotels International	116	14,814
Clarus	131	472
Columbia Sportswear	116	6,562
Cooper-Standard Holdings *	75	1,808
Coursera *	499	6,307
Cracker Barrel Old Country Store	98	6,076
Cricut, Cl A	197	965
Crocs *	241	24,035
Dana	584	9,297
Darden Restaurants	523	105,473
Dave & Buster's Entertainment *	121	3,538
Deckers Outdoor *	675	71,665
Denny's *	221	822
Designer Brands, Cl A	146	412
Destination XL Group *	199	259
Dick's Sporting Goods	243	51,397
Dillard's, Cl A	12	5,603
Dine Brands Global	68	1,537
Domino's Pizza	142	65,776
DoorDash, Cl A *	1,698	424,925
Dorman Products *	117	14,113
DR Horton	1,228	175,408
Dream Finders Homes, Cl A *	126	3,190
Duluth Holdings, Cl B *	51	107
Duolingo, Cl A *	171	59,260
Dutch Bros, Cl A *	517	30,643

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
eBay	2,085	$191,299
El Pollo Loco Holdings *	107	1,102
Escalade	39	479
Ethan Allen Interiors	106	3,156
Etsy *	443	25,814
European Wax Center, Cl A *	111	519
EVgo, Cl A *	549	1,850
Expedia Group	542	97,679
Figs, Cl A *	654	4,251
First Watch Restaurant Group *	179	3,095
Five Below *	241	32,901
Floor & Decor Holdings, Cl A *	480	36,787
Foot Locker *	418	10,467
Ford Motor	17,490	193,614
Fox Factory Holding *	169	5,133
Frontdoor *	333	19,481
Funko, Cl A *	146	561
GameStop, Cl A *	1,964	44,092
Gap	1,126	21,912
Garmin	729	159,476
Garrett Motion	526	6,859
General Motors	4,334	231,176
Genesco *	45	1,083
Gentex	1,013	26,763
Gentherm *	135	4,325
Genuine Parts	620	79,906
G-III Apparel Group *	169	3,988
Global Business Travel Group I *	507	3,260
Goodyear Tire & Rubber *	1,136	11,678
GoPro, Cl A *	575	742
Graham Holdings, Cl B	13	12,404
Grand Canyon Education *	125	21,079
Green Brick Partners *	140	8,672
Group 1 Automotive	57	23,493
Groupon, Cl A *	108	3,331
GrowGeneration *	244	240
Guess?	160	2,080
H&R Block	593	32,224
Hanesbrands *	1,473	6,025
Harley-Davidson	500	12,165
Hasbro	589	44,269
Haverty Furniture	60	1,238
Helen of Troy *	101	2,220
Hilton Grand Vacations *	299	13,401
Hilton Worldwide Holdings	1,046	280,412
Holley *	282	587
Home Depot	4,459	1,638,727
Hooker Furnishings	47	444
Hovnanian Enterprises, Cl A *	20	2,389
Hyatt Hotels, Cl A	180	25,375
Installed Building Products	103	20,836
iRobot *	131	552
J Jill	31	486
Jack in the Box	82	1,615
JAKKS Pacific	37	655
Johnson Outdoors, Cl A	17	564
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
KB Home	280	$15,473
KinderCare Learning *	139	1,336
Kohl's	482	5,225
Kontoor Brands	243	13,525
Krispy Kreme	370	1,339
Kura Sushi USA, Cl A *	28	2,457
Lands' End *	53	622
Latham Group *	179	1,214
Laureate Education, Cl A *	577	13,040
La-Z-Boy	182	6,547
LCI Industries	109	10,355
Lear	239	22,535
Legacy Housing *	38	850
Leggett & Platt	587	5,606
Lennar, Cl A	1,016	113,975
Lennar, Cl B	36	3,858
Leslie's *	505	187
Levi Strauss, Cl A	423	8,329
LGI Homes *	91	4,848
Life Time Group Holdings *	471	13,527
Lincoln Educational Services *	120	2,744
Lindblad Expeditions Holdings *	165	1,972
Lionsgate Studios *	881	5,216
Lithia Motors, Cl A	115	33,120
LKQ	1,151	33,920
Lovesac *	60	1,081
Lowe's	2,509	560,937
Lucid Group *	5,508	13,550
Lululemon Athletica *	492	98,661
Luminar Technologies, Cl A *	152	451
M/I Homes *	116	13,942
Macy's	1,195	15,093
Malibu Boats, Cl A *	85	2,831
Marine Products	42	361
MarineMax *	84	1,905
Marriott International, Cl A	996	262,775
Marriott Vacations Worldwide	141	10,500
MasterCraft Boat Holdings *	72	1,392
Mattel *	1,435	24,409
Matthews International, Cl A	133	3,124
McDonald's	3,209	962,925
Meritage Homes	314	21,145
Mister Car Wash *	439	2,535
Modine Manufacturing *	230	30,949
Mohawk Industries *	233	26,681
Monro	127	1,790
Movado Group	67	1,039
Murphy USA	81	29,361
Nathan's Famous	12	1,140
National Vision Holdings *	346	8,394
Nerdy *	221	334
NIKE, Cl B	5,228	390,479
Noodles, Cl A *	163	151
Norwegian Cruise Line Holdings *	1,966	50,251
NVR *	13	98,143
ODP *	126	2,248

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Ollie's Bargain Outlet Holdings *	274	$37,437
On Holding, Cl A *	1,056	51,290
OneSpaWorld Holdings	442	9,777
OneWater Marine, Cl A *	47	721
O'Reilly Automotive *	3,824	375,976
Oxford Industries	71	2,711
Papa John's International	138	5,853
Patrick Industries	144	14,003
Peloton Interactive, Cl A *	1,648	11,767
Penske Automotive Group	83	13,895
Perdoceo Education	268	7,713
Petco Health & Wellness, Cl A *	329	990
PetMed Express *	84	262
Phinia	172	8,720
Planet Fitness, Cl A *	374	40,837
Polaris	234	12,381
Pool	161	49,611
Portillo's, Cl A *	264	2,629
Potbelly *	112	1,347
PulteGroup	894	100,950
Purple Innovation, Cl A *	250	203
PVH	233	17,107
QuantumScape, Cl A *	1,725	14,835
Qurate Retail *	33	126
Ralph Lauren, Cl A	173	51,684
Revolve Group, Cl A *	180	3,735
RH *	68	13,982
Rivian Automotive, Cl A *	3,908	50,296
Rocky Brands	31	811
Ross Stores	1,445	197,300
Royal Caribbean Cruises	1,070	340,121
Sabre *	1,676	5,078
Sally Beauty Holdings *	453	4,412
Savers Value Village *	102	1,062
Service International	634	48,381
Shake Shack, Cl A *	172	20,698
SharkNinja *	317	36,804
Shoe Carnival	76	1,555
Signet Jewelers	184	14,554
Six Flags Entertainment	407	12,194
Skechers USA, Cl A *	585	37,001
Sleep Number *	92	674
Smith Douglas Homes, Cl A *	37	697
Solid Power *	612	1,952
Sonic Automotive, Cl A	61	4,413
Sonos *	520	5,621
Sportsman's Warehouse Holdings *	161	543
Standard Motor Products	97	2,945
Starbucks	4,985	444,463
Stellantis	8,110	72,098
Steven Madden	306	7,346
Stitch Fix, Cl A *	448	2,119
Stoneridge *	121	932
Strategic Education	100	7,414
Stride *	190	24,364
Sweetgreen, Cl A *	435	5,603
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Tapestry	922	$99,604
Target Hospitality *	128	972
Taylor Morrison Home, Cl A *	438	25,965
Tempur Sealy International	906	65,576
Tesla *	12,509	3,856,149
Texas Roadhouse, Cl A	297	54,984
Thor Industries	227	20,655
ThredUp, Cl A *	400	3,304
Tile Shop Holdings *	70	442
Tilly's, Cl A *	64	115
TJX	4,998	622,401
Toll Brothers	443	52,433
TopBuild *	130	48,156
Topgolf Callaway Brands *	537	4,967
Torrid Holdings *	86	214
Tractor Supply	2,379	135,484
Traeger *	257	416
Travel + Leisure	284	16,827
TRI Pointe Group *	394	12,135
Udemy *	420	3,196
Ulta Beauty *	202	104,032
Under Armour, Cl A *	846	5,617
Under Armour, Cl C *	571	3,597
United Parks & Resorts *	120	5,680
Universal Technical Institute *	213	6,863
Upbound Group, Cl A	219	4,519
Urban Outfitters *	299	22,509
Vail Resorts	166	24,943
Valvoline *	564	19,881
Vera Bradley *	85	164
VF	1,723	20,194
Viad *	93	2,812
Victoria's Secret *	343	6,448
Viking Holdings *	718	42,161
Visteon *	120	13,338
Warby Parker, Cl A *	425	10,179
Wayfair, Cl A *	434	28,488
Wendy's	731	7,200
Weyco Group	26	756
Whirlpool	248	20,594
Williams-Sonoma	545	101,942
Wingstop	124	46,790
Winmark	14	5,284
Winnebago Industries	121	3,596
Wolverine World Wide	351	7,926
Wyndham Hotels & Resorts	340	29,240
XPEL *	97	3,171
Xponential Fitness, Cl A *	120	1,255
YETI Holdings *	368	13,520
Yum! Brands	1,248	179,899
Zumiez *	70	960
		18,099,998
CONSUMER STAPLES — 4.8%
Albertsons, Cl A	1,491	28,657
Alico	25	807

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Andersons	145	$5,208
Archer-Daniels-Midland	2,135	115,674
B&G Foods	341	1,398
Beauty Health *	334	514
BellRing Brands *	568	31,001
Beyond Meat *	321	976
BJ's Wholesale Club Holdings *	585	61,951
Boston Beer, Cl A *	36	7,455
BRC, Cl A *	137	233
Brown-Forman, Cl A	190	5,442
Brown-Forman, Cl B	1,303	37,592
Bunge Global	593	47,298
Calavo Growers	74	1,946
Cal-Maine Foods	176	19,561
Campbell Soup	882	28,154
Casey's General Stores	165	85,821
Celsius Holdings *	789	35,773
Central Garden & Pet *	26	1,015
Central Garden & Pet, Cl A *	229	8,134
Chefs' Warehouse *	165	11,312
Clorox	550	69,058
Coca-Cola	15,795	1,072,323
Coca-Cola Consolidated	232	25,926
Colgate-Palmolive	3,625	303,956
Conagra Brands	2,129	38,876
Constellation Brands, Cl A	663	110,748
Costco Wholesale	1,987	1,867,065
Coty, Cl A *	1,646	7,983
Darling Ingredients *	700	22,666
Dole PLC	316	4,500
Dollar General	983	103,117
Dollar Tree *	909	103,217
Edgewell Personal Care	213	5,374
elf Beauty *	245	29,692
Energizer Holdings	320	7,206
Estee Lauder, Cl A	939	87,646
Flowers Foods	870	13,789
Fresh Del Monte Produce	176	6,616
Freshpet *	215	14,689
General Mills	2,445	119,756
Grocery Outlet Holding *	420	5,531
Hain Celestial Group *	401	630
Herbalife *	442	4,066
Hershey	652	121,357
HF Foods Group *	174	472
Hormel Foods	1,304	36,629
Ingles Markets, Cl A	65	4,090
Ingredion	286	37,620
Inter Parfums	81	9,769
J&J Snack Foods	71	8,015
JM Smucker	456	48,947
John B Sanfilippo & Son	40	2,532
Kellanova	1,237	98,750
Kenvue	8,601	184,405
Keurig Dr Pepper	5,446	177,812
Kimberly-Clark	1,486	185,185
COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Kraft Heinz	3,763	$103,332
Kroger	2,711	190,041
Lamb Weston Holdings	628	35,840
Lancaster Colony	90	15,998
Limoneira	71	1,042
Maplebear *	887	42,549
McCormick	1,132	79,953
Medifast *	47	647
MGP Ingredients	65	1,838
Mission Produce *	199	2,456
Molson Coors Beverage, Cl B	761	37,076
Mondelez International, Cl A	5,794	374,814
Monster Beverage *	3,111	182,771
National Beverage *	106	4,857
Natural Grocers by Vitamin Cottage	55	2,084
Nature's Sunshine Products *	51	714
Nu Skin Enterprises, Cl A	213	1,785
Oil-Dri Corp of America	44	2,482
Olaplex Holdings *	389	541
PepsiCo	6,139	846,691
Performance Food Group *	689	69,176
Pilgrim's Pride	186	8,815
Post Holdings *	224	23,701
PriceSmart	114	12,255
Procter & Gamble	10,510	1,581,440
Reynolds Consumer Products	244	5,488
Seaboard	1	3,167
Seneca Foods, Cl A *	21	2,199
Seneca Foods, Cl B *	3	320
Simply Good Foods *	413	12,580
SpartanNash	149	3,954
Spectrum Brands Holdings	113	6,047
Sprouts Farmers Market *	438	66,375
Sysco	2,171	172,812
Target	2,034	204,417
Tootsie Roll Industries	80	3,034
TreeHouse Foods *	199	3,825
Tyson Foods, Cl A	1,263	66,055
United Natural Foods *	257	7,103
US Foods Holding *	1,026	85,497
USANA Health Sciences *	49	1,440
Utz Brands	308	4,013
Village Super Market, Cl A	40	1,376
Vita Coco *	179	6,312
Vital Farms *	148	5,506
Waldencast PLC, Cl A *	203	361
Walmart	19,284	1,889,446
WD-40	60	12,864
Weis Markets	73	5,286
Westrock Coffee *	241	1,603
WK Kellogg	273	6,293
Zevia PBC, Cl A *	155	480
		11,676,686

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY — 3.5%
Aemetis *	218	$593
Amplify Energy *	173	657
Antero Midstream	1,487	27,286
Antero Resources *	1,299	45,374
APA	1,615	31,153
Archrock	765	17,870
Ardmore Shipping	173	1,882
Aris Water Solutions, Cl A	128	2,723
Atlas Energy Solutions, Cl A	335	4,355
Baker Hughes, Cl A	4,434	199,752
Berry	280	846
Bristow Group *	111	3,837
Cactus, Cl A	304	12,862
California Resources	364	17,538
Centrus Energy, Cl A *	70	15,078
Cheniere Energy	958	225,973
Chesapeake Energy	1,038	108,762
Chevron	8,637	1,309,669
Chord Energy	261	28,796
Civitas Resources	408	12,387
Clean Energy Fuels *	751	1,525
CNX Resources *	612	18,550
Comstock Resources *	351	6,272
ConocoPhillips	5,749	548,110
Core Laboratories	208	2,276
Coterra Energy	3,334	81,316
Crescent Energy, Cl A	983	9,083
CVR Energy	136	3,642
Delek US Holdings	269	6,018
Devon Energy	2,871	95,375
DHT Holdings	556	6,166
Diamondback Energy	854	126,956
DMC Global *	86	696
Dorian LPG	178	5,125
DT Midstream	455	46,742
Empire Petroleum *	51	231
EOG Resources	2,466	295,969
EQT	2,643	142,061
Evolution Petroleum	132	638
Excelerate Energy, Cl A	99	2,540
Expro Group Holdings *	461	4,970
Exxon Mobil	19,356	2,160,904
Forum Energy Technologies *	52	1,025
FutureFuel	117	474
Gevo *	1,024	1,331
Golar LNG	432	17,781
Granite Ridge Resources	322	1,671
Green Plains *	285	2,357
Gulfport Energy *	67	11,667
Halliburton	3,518	78,803
Helix Energy Solutions Group *	635	3,766
Helmerich & Payne	392	6,354
Hess Midstream, Cl A	515	22,418
HF Sinclair	713	31,329
HighPeak Energy	105	1,047
Innovex International *	206	3,383
COMMON STOCK — continued
	Shares	Value
ENERGY— continued
International Seaways	207	$8,259
Kinder Morgan	8,689	243,813
Kinetik Holdings, Cl A	195	8,459
Kodiak Gas Services	236	7,630
Liberty Energy, Cl A	708	8,737
Magnolia Oil & Gas, Cl A	823	19,604
Mammoth Energy Services *	63	164
Marathon Petroleum	1,394	237,245
Matador Resources	516	25,738
Murphy Oil	618	15,332
Nabors Industries *	68	2,365
NACCO Industries, Cl A	15	569
National Energy Services Reunited *	243	1,621
Natural Gas Services Group *	53	1,277
Navigator Holdings	129	2,034
New Fortress Energy, Cl A	802	2,185
NextDecade *	812	9,224
Nine Energy Service *	146	111
Noble PLC	565	15,148
Nordic American Tankers	910	2,539
Northern Oil & Gas	438	12,334
NOV	1,667	20,971
Occidental Petroleum	3,005	132,040
Oil States International *	259	1,292
ONEOK	2,798	229,744
Ovintiv	1,143	47,069
Par Pacific Holdings *	231	7,249
Patterson-UTI Energy	1,685	9,958
PBF Energy, Cl A	369	8,339
Peabody Energy	514	8,301
Permian Resources, Cl A	2,884	40,837
Phillips 66	1,821	225,039
PrimeEnergy Resources *	1	169
ProFrac Holding, Cl A *	69	484
ProPetro Holding *	381	2,042
Range Resources	1,044	38,336
Ranger Energy Services, Cl A	70	937
REX American Resources *	64	3,346
Riley Exploration Permian	58	1,522
Ring Energy *	795	607
RPC	447	2,079
Sable Offshore *	290	8,894
SandRidge Energy	141	1,465
Schlumberger	6,682	225,845
Scorpio Tankers	196	8,861
SEACOR Marine Holdings *	98	490
Seadrill *	265	7,727
Select Water Solutions, Cl A	434	4,179
Sitio Royalties, Cl A	336	6,105
SM Energy	504	13,905
Solaris Energy Infrastructure,
Cl A	161	5,260
Summit Midstream *	48	1,223
Talos Energy *	578	4,942
Targa Resources	960	159,754

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY— continued
Teekay	232	$1,670
TETRA Technologies *	544	2,230
Texas Pacific Land	85	82,291
Tidewater *	206	10,302
Transocean *	3,491	10,194
Uranium Energy *	1,888	16,369
VAALCO Energy	446	1,659
Valaris *	261	12,692
Valero Energy	1,390	190,861
Viper Energy, Cl A	588	22,144
Vital Energy *	135	2,523
Vitesse Energy	128	3,063
W&T Offshore	440	779
Weatherford International	319	18,040
Williams	5,454	326,967
World Kinect	245	6,681
		8,377,828
FINANCIALS — 15.1%
1st Source	69	4,128
Acacia Research *	149	527
ACNB	45	1,894
Affiliated Managers Group	123	25,814
Affirm Holdings, Cl A *	1,134	77,747
AGNC Investment ‡	4,078	38,456
Alerus Financial	100	2,114
Allstate	1,168	237,396
Ally Financial	1,225	46,366
AlTi Global *	140	573
Amalgamated Financial	77	2,232
Ambac Financial Group *	223	1,873
Amerant Bancorp, Cl A	170	3,281
American Coastal Insurance	106	1,103
American Express	2,255	674,944
American Financial Group	323	40,343
American International Group	2,606	202,304
Ameriprise Financial	429	222,304
Ameris Bancorp	292	19,958
AMERISAFE	83	3,717
Angel Oak Mortgage REIT ‡	77	713
Annaly Capital Management ‡	2,664	54,159
Aon PLC, Cl A	936	332,945
Apollo Commercial Real Estate Finance ‡	620	5,964
Apollo Global Management	1,783	259,106
Arbor Realty Trust ‡	814	9,084
Arch Capital Group	1,594	137,180
Ares Commercial Real Estate ‡	229	1,024
Ares Management, Cl A	926	171,801
ARMOUR Residential REIT ‡	365	5,953
Arrow Financial	64	1,715
Arthur J Gallagher	1,136	326,316
Artisan Partners Asset Management, Cl A	309	13,982
Associated Banc-Corp	725	17,936
Assurant	226	42,330

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Assured Guaranty	211	$17,846
Atlantic Union Bankshares	631	19,996
Atlanticus Holdings *	22	1,092
AvidXchange Holdings *	759	7,484
Axis Capital Holdings	335	31,436
Axos Financial *	245	21,156
B. Riley Financial *	79	424
Bakkt Holdings, Cl A *	21	208
Baldwin Insurance Group, Cl A *	310	11,420
Banc of California	619	8,988
BancFirst	83	10,335
Banco Latinoamericano de Comercio Exterior	129	5,155
Bancorp *	202	12,758
Bank First	43	5,109
Bank of America	30,960	1,463,479
Bank of Hawaii	175	10,829
Bank of Marin Bancorp	65	1,472
Bank of New York Mellon	3,193	323,930
Bank OZK	480	23,664
Bank7	18	797
BankUnited	334	12,181
Bankwell Financial Group	25	997
Banner	151	9,373
Bar Harbor Bankshares	63	1,830
BayCom	46	1,242
BCB Bancorp	68	568
Berkshire Hathaway, Cl B *	5,898	2,783,148
Berkshire Hills Bancorp	206	5,076
BGC Group, Cl A	1,576	14,610
BlackRock Funding	637	704,528
Blackstone, Cl A	3,238	560,044
Blackstone Mortgage Trust, Cl A ‡	719	13,287
Block, Cl A *	2,478	191,450
Blue Foundry Bancorp *	84	718
Blue Owl Capital, Cl A	2,762	53,445
BOK Financial	99	10,051
Bowhead Specialty Holdings *	68	2,210
Bread Financial Holdings	203	12,444
Bridgewater Bancshares *	93	1,447
Brighthouse Financial *	256	12,250
Brightsphere Investment Group	123	5,140
BrightSpire Capital, Cl A ‡	572	2,963
Brookline Bancorp	390	4,025
Brown & Brown	1,076	98,314
Burke & Herbert Financial Services	58	3,363
Business First Bancshares	125	2,969
Byline Bancorp	122	3,209
Cadence Bank	811	28,263
California BanCorp *	108	1,619
Camden National	73	2,753
Cannae Holdings	245	5,238
Cantaloupe *	279	3,089
Capital Bancorp	54	1,700
Capital City Bank Group	58	2,296

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Capital One Financial	2,799	$601,765
Capitol Federal Financial	512	3,082
Carlyle Group	1,158	70,244
Carter Bankshares *	99	1,721
Cass Information Systems	58	2,321
Cathay General Bancorp	299	13,521
Cboe Global Markets	468	112,807
Central Pacific Financial	118	3,146
Charles Schwab	7,648	747,439
Chemung Financial	19	961
Chimera Investment ‡	351	4,693
Chubb	1,669	444,021
Cincinnati Financial	689	101,634
Citigroup	8,357	783,051
Citizens & Northern	65	1,236
Citizens Financial Group	1,837	87,662
Citizens Financial Services	20	1,085
City Holding	63	7,692
Civista Bancshares	65	1,266
Claros Mortgage Trust ‡	528	1,505
CME Group, Cl A	1,613	448,866
CNB Financial	123	2,814
Coastal Financial *	56	5,387
Cohen & Steers	123	9,048
Coinbase Global, Cl A *	919	347,161
Columbia Banking System	933	22,205
Columbia Financial *	119	1,712
Comerica	583	39,393
Commerce Bancshares	582	35,618
Community Financial System	234	12,332
Community Trust Bancorp	69	3,725
Community West Bancshares	75	1,444
Compass Diversified Holdings	298	1,904
ConnectOne Bancorp	211	4,849
Consumer Portfolio Services *	40	316
Corebridge Financial	1,062	37,765
Corpay *	304	98,207
Crawford, Cl A	76	727
Crawford, Cl B	28	258
Credit Acceptance *	21	10,296
Cullen	268	34,146
Customers Bancorp *	129	8,224
CVB Financial	586	10,952
Diamond Hill Investment Group	12	1,627
DigitalBridge Group	779	8,366
Dime Community Bancshares	186	5,154
Donegal Group, Cl A	73	1,252
Donegal Group, Cl B	4	62
Donnelley Financial Solutions *	121	6,408
Dynex Capital ‡	451	5,610
Eagle Bancorp	131	2,108
East West Bancorp	612	61,353
Eastern Bankshares	878	13,565
Ellington Financial ‡	405	5,139
Employers Holdings	107	4,417
Enact Holdings	128	4,449

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Encore Capital Group *	101	$3,725
Enova International *	107	11,188
Enterprise Financial Services	159	8,775
Equitable Holdings	1,370	70,350
Equity Bancshares, Cl A	72	2,706
Erie Indemnity, Cl A	113	40,255
Esquire Financial Holdings	32	3,068
Essent Group	448	25,084
Euronet Worldwide *	182	17,687
Evercore, Cl A	164	49,387
Everest Group	212	71,190
EVERTEC	283	10,230
EZCORP, Cl A *	222	3,179
F&G Annuities & Life	95	3,031
FactSet Research Systems	170	68,493
Farmers & Merchants Bancorp	56	1,345
Farmers National Banc	158	2,139
FB Financial	185	9,011
Federal Agricultural Mortgage, Cl C	40	6,891
Federated Hermes, Cl B	341	16,903
Fidelis Insurance Holdings	267	4,034
Fidelity D&D Bancorp	20	809
Fidelity National Financial	1,173	66,192
Fidelity National Information Services	2,338	185,661
Fifth Third Bancorp	2,975	123,671
Finance of America, Cl A *	26	560
Financial Institutions	86	2,192
First American Financial	443	26,602
First Bancorp	44	1,109
First Bancorp	181	9,066
First BanCorp	715	14,893
First Bank	138	2,056
First Busey	388	8,663
First Business Financial Services	33	1,571
First Citizens BancShares, Cl A	43	85,775
First Commonwealth Financial	443	7,314
First Community Bankshares	76	2,774
First Financial	48	2,570
First Financial Bancorp	406	9,841
First Financial Bankshares	541	18,729
First Foundation *	316	1,539
First Hawaiian	562	13,629
First Horizon	2,266	49,421
First Interstate BancSystem, Cl A	379	10,911
First Merchants	256	9,759
First Mid Bancshares	91	3,455
FirstCash Holdings	172	22,926
Fiserv *	2,474	343,738
Five Star Bancorp	63	1,896
Flushing Financial	144	1,727
Flywire *	500	5,445
FNB	1,590	24,359
Forge Global Holdings *	39	858
Franklin BSP Realty Trust ‡	363	3,666

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Franklin Resources	1,407	$33,768
FS Bancorp	29	1,134
Fulton Financial	809	14,522
FVCBankcorp	70	897
GCM Grosvenor	196	2,311
Genworth Financial, Cl A *	1,825	14,345
German American Bancorp	156	5,994
Glacier Bancorp	506	22,178
Global Payments	1,095	87,545
Globe Life	364	51,131
GoHealth, Cl A *	17	104
Goldman Sachs Group	1,389	1,005,066
Goosehead Insurance, Cl A	105	9,546
Granite Point Mortgage Trust ‡	203	518
Great Southern Bancorp	41	2,335
Green Dot, Cl A *	235	2,378
Greene County Bancorp	31	734
Greenlight Capital Re, Cl A *	108	1,404
Guaranty Bancshares	39	1,701
Hagerty, Cl A *	143	1,453
Hamilton Insurance Group, Cl B *	201	4,319
Hamilton Lane, Cl A	175	26,653
Hancock Whitney	377	22,514
Hanmi Financial	133	3,034
Hanover Insurance Group	145	24,886
HarborOne Bancorp	169	1,999
Hartford Financial Services Group	1,270	157,975
HBT Financial	57	1,418
HCI Group	40	5,602
Heritage Commerce	264	2,442
Heritage Financial	149	3,358
Hilltop Holdings	200	5,920
Hingham Institution For Savings The	7	1,714
Hippo Holdings *	75	1,938
Home Bancorp	31	1,621
Home BancShares	824	23,204
HomeStreet *	80	1,046
HomeTrust Bancshares	65	2,526
Hope Bancorp	546	5,455
Horace Mann Educators	181	7,698
Horizon Bancorp	190	2,943
Houlihan Lokey, Cl A	242	46,140
Huntington Bancshares	6,439	105,793
Independent Bank	215	13,689
Independent Bank/MI	92	2,811
Interactive Brokers Group, Cl A	1,888	123,777
Intercontinental Exchange	2,575	475,937
International Bancshares	253	17,250
International Money Express *	120	1,079
Invesco	1,977	41,537
Invesco Mortgage Capital ‡	292	2,205
Investors Title	6	1,267
Jack Henry & Associates	325	55,190
Jackson Financial, Cl A	315	27,581
James River Group Holdings	159	906

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Janus Henderson Group PLC	557	$24,118
Jefferies Financial Group	665	38,344
John Marshall Bancorp	55	1,013
JPMorgan Chase	12,333	3,653,528
Kearny Financial	253	1,500
Kemper	275	16,937
KeyCorp	4,902	87,844
Kinsale Capital Group	99	43,628
KKR Real Estate Finance Trust ‡	252	2,278
Ladder Capital, Cl A ‡	511	5,580
Lakeland Financial	113	7,161
Lazard, Cl A	496	25,782
LCNB	57	841
Lemonade *	290	10,927
LendingClub *	496	7,733
LendingTree *	49	2,287
Lincoln National	757	28,849
Live Oak Bancshares	155	4,900
Loews	777	70,350
LPL Financial Holdings	353	139,693
M&T Bank	727	137,185
Markel Group *	55	110,456
MarketAxess Holdings	161	33,086
MarketWise	7	131
Marqeta, Cl A *	1,868	10,648
Marsh & McLennan	2,207	439,634
Mastercard, Cl A	3,637	2,060,251
MBIA *	197	1,050
Mercantile Bank	70	3,198
Merchants Bancorp	92	2,696
Mercury General	119	8,241
Metrocity Bankshares	83	2,291
Metropolitan Bank Holding	47	3,315
MFA Financial ‡	456	4,145
MGIC Investment	1,070	27,713
Mid Penn Bancorp	230	6,314
Middlefield Banc	35	975
Midland States Bancorp	91	1,543
MidWestOne Financial Group	68	1,873
Moelis, Cl A	328	23,006
Moody's	681	351,212
Morgan Stanley	5,471	779,399
Mr Cooper Group *	280	43,602
MSCI, Cl A	337	189,178
MVB Financial	51	1,160
Nasdaq	2,092	201,292
National Bank Holdings, Cl A	167	6,189
Navient	308	3,986
NB Bancorp *	160	2,757
NBT Bancorp	227	9,393
NCR Atleos *	326	9,976
Nelnet, Cl A	61	7,611
NerdWallet, Cl A *	179	1,896
New York Community Bancorp	1,500	16,935
New York Mortgage Trust ‡	376	2,380
NewtekOne	114	1,304

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Nexpoint Real Estate Finance ‡	34	$469
NI Holdings *	30	382
Nicolet Bankshares	56	7,224
NMI Holdings, Cl A *	343	12,801
Northeast Bank	29	2,876
Northeast Community Bancorp	54	1,116
Northern Trust	832	108,160
Northfield Bancorp	166	1,768
Northrim BanCorp	24	2,005
Northwest Bancshares	561	6,564
Norwood Financial	36	873
OceanFirst Financial	252	4,229
OFG Bancorp	201	8,567
Old National Bancorp	1,411	29,786
Old Republic International	1,018	36,821
Old Second Bancorp	192	3,258
OneMain Holdings, Cl A	532	30,744
Onity Group *	26	981
Open Lending, Cl A *	454	994
OppFi	101	1,075
Orange County Bancorp	37	925
Orchid Island Capital, Cl A ‡	477	3,320
Origin Bancorp	132	4,825
Orrstown Financial Services	82	2,695
Oscar Health, Cl A *	915	12,856
P10, Cl A	233	2,866
Pacific Premier Bancorp	425	9,210
Palomar Holdings *	117	15,501
Park National	66	10,683
Parke Bancorp	48	991
Pathward Financial	106	8,016
Paymentus Holdings, Cl A *	137	3,820
Payoneer Global *	1,320	8,672
PayPal Holdings *	4,349	299,037
Paysafe *	145	1,762
PCB Bancorp	52	1,063
Peapack-Gladstone Financial	70	1,784
PennyMac Financial Services	125	11,643
PennyMac Mortgage Investment Trust ‡	384	4,527
Peoples Bancorp	154	4,411
Peoples Financial Services	44	2,143
Perella Weinberg Partners, Cl A	256	5,105
Pinnacle Financial Partners	340	29,883
Pioneer Bancorp *	50	614
Piper Sandler	77	24,280
PJT Partners	96	17,148
PNC Financial Services Group	1,764	335,636
Ponce Financial Group *	90	1,265
Popular	303	34,718
PRA Group *	168	2,554
Preferred Bank	56	5,086
Primerica	148	39,313
Primis Financial	107	1,197
Primo Brands	940	25,953
Principal Financial Group	1,001	77,908

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Priority Technology Holdings *	107	$733
ProAssurance *	282	6,700
PROG Holdings	175	5,572
Progressive	2,624	635,113
Prosperity Bancshares	409	27,248
Provident Financial Services	565	10,294
Prudential Financial	1,587	164,381
QCR Holdings	73	5,183
Radian Group	626	20,414
Raymond James Financial	825	137,882
RBB Bancorp	71	1,286
Ready Capital ‡	747	3,145
Red River Bancshares	19	1,143
Redwood Trust ‡	589	3,216
Regional Management	36	1,197
Regions Financial	4,042	102,384
Reinsurance Group of America, Cl A	295	56,773
Remitly Global *	684	11,286
RenaissanceRe Holdings	214	52,160
Renasant	417	15,279
Repay Holdings, Cl A *	336	1,653
Republic Bancorp, Cl A	40	2,754
Rithm Capital ‡	2,371	28,523
RLI	398	26,264
Robinhood Markets, Cl A *	3,395	349,855
Rocket, Cl A	1,039	15,342
Root, Cl A *	41	4,962
Ryan Specialty Holdings, Cl A	475	29,065
S&P Global	1,375	757,762
S&T Bancorp	170	6,229
Safety Insurance Group	64	4,502
Seacoast Banking Corp of Florida	375	10,571
SEI Investments	512	45,117
Selective Insurance Group	268	20,896
Selectquote *	607	1,068
ServisFirst Bancshares	225	17,696
Sezzle *	74	11,458
Shift4 Payments, Cl A *	296	30,488
Shore Bancshares	136	2,109
Sierra Bancorp	55	1,613
Silvercrest Asset Management Group, Cl A	36	589
Simmons First National, Cl A	555	10,639
SiriusPoint *	454	8,903
Skyward Specialty Insurance Group *	158	7,992
SLM	880	27,984
SmartFinancial	63	2,158
SoFi Technologies *	4,640	104,771
South Plains Financial	53	1,967
Southern First Bancshares *	34	1,413
Southern Missouri Bancorp	42	2,272
Southside Bancshares	128	3,768
SouthState	450	42,414
Starwood Property Trust ‡	1,427	27,769

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
State Street	1,206	$134,770
Stellar Bancorp	194	5,729
StepStone Group, Cl A	293	17,392
Stewart Information Services	124	8,051
Stifel Financial	437	49,870
Stock Yards Bancorp	129	9,644
StoneX Group *	186	18,087
Synchrony Financial	1,695	118,091
Synovus Financial	601	28,391
T Rowe Price Group	973	98,711
Texas Capital Bancshares *	202	16,962
TFS Financial	234	3,068
Third Coast Bancshares *	50	1,882
Timberland Bancorp	32	1,001
Tiptree	104	2,161
Toast, Cl A *	2,122	103,638
Tompkins Financial	57	3,687
Towne Bank	300	10,509
TPG, Cl A	426	24,312
TPG RE Finance Trust ‡	282	2,453
Tradeweb Markets, Cl A	519	71,907
Travelers	1,003	261,021
TriCo Bancshares	125	5,140
Triumph Financial *	99	5,615
Truist Financial	5,797	253,387
Trupanion *	148	7,017
TrustCo Bank NY	82	2,752
Trustmark	248	9,238
Two Harbors Investment ‡	460	4,485
UMB Financial	292	32,062
United Bankshares	629	22,342
United Community Banks	531	16,195
United Fire Group	79	2,097
Unity Bancorp	32	1,572
Universal Insurance Holdings	114	2,695
Univest Financial	125	3,605
Unum Group	745	53,498
Upstart Holdings *	369	30,162
US Bancorp	6,908	310,584
USCB Financial Holdings	54	899
UWM Holdings	803	3,228
Valley National Bancorp	2,147	19,903
Velocity Financial *	48	797
Veritex Holdings	235	7,454
Victory Capital Holdings, Cl A	227	15,643
Virtu Financial, Cl A	358	15,802
Virtus Investment Partners	29	5,606
Visa, Cl A	7,695	2,658,392
Voya Financial	426	29,820
WaFd	360	10,478
Walker & Dunlop	144	10,801
Washington Trust Bancorp	85	2,290
Waterstone Financial	70	932
Webster Financial	749	43,180
Wells Fargo	14,578	1,175,424
WesBanco	420	12,643

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
West Bancorporation	65	$1,169
Westamerica Bancorporation	114	5,461
Western Alliance Bancorp	470	36,453
Western Union	1,476	11,882
WEX *	152	25,791
White Mountains Insurance Group	11	19,666
Willis Towers Watson PLC	442	139,588
Wintrust Financial	295	37,754
WisdomTree	597	7,922
World Acceptance *	14	2,202
WR Berkley	1,356	93,306
WSFS Financial	257	14,094
Zions Bancorp	651	34,907
		36,763,592
HEALTH CARE — 3.7%
89bio *	646	6,137
Absci *	477	1,350
Acadia Healthcare *	401	8,730
ACADIA Pharmaceuticals *	555	13,226
Accuray *	412	540
Aclaris Therapeutics *	469	718
Acrivon Therapeutics *	72	92
Actinium Pharmaceuticals *	137	223
Acumen Pharmaceuticals *	167	234
AdaptHealth, Cl A *	468	4,198
Adaptive Biotechnologies *	658	6,738
ADC Therapeutics *	376	1,042
Addus HomeCare *	80	8,542
ADMA Biologics *	1,035	19,354
Agenus *	109	602
Agilon Health *	1,352	2,420
Agios Pharmaceuticals *	256	9,528
AirSculpt Technologies *	50	330
Akebia Therapeutics *	1,088	4,009
Akero Therapeutics *	342	16,707
Alector *	353	526
Align Technology *	317	40,896
Alignment Healthcare *	522	7,193
Alkermes PLC *	730	19,338
Alnylam Pharmaceuticals *	581	227,891
Alphatec Holdings *	482	5,100
Altimmune *	339	1,251
Alvotech *	494	4,476
Amedisys *	144	14,198
American Well, Cl A *	58	426
AMN Healthcare Services *	170	3,118
Amylyx Pharmaceuticals *	340	2,730
AnaptysBio *	100	2,455
Anavex Life Sciences *	386	4,362
AngioDynamics *	174	1,542
Anika Therapeutics *	62	512
Annexon *	455	1,092
Apellis Pharmaceuticals *	483	10,790
Apogee Therapeutics *	175	6,695

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Applied Therapeutics *	544	$245
Aquestive Therapeutics *	366	1,405
Arbutus Biopharma *	666	2,184
Arcellx *	241	17,205
Arcturus Therapeutics Holdings *	106	1,294
Arcus Biosciences *	296	2,702
Arcutis Biotherapeutics *	478	6,969
Ardelyx *	1,024	4,342
ArriVent Biopharma *	122	2,380
Arrowhead Pharmaceuticals *	536	8,469
ARS Pharmaceuticals *	252	4,455
Artivion *	179	5,533
Arvinas *	284	2,113
Astrana Health *	195	4,653
Astria Therapeutics *	207	1,432
Atea Pharmaceuticals *	323	1,176
AtriCure *	214	7,511
Aura Biosciences *	164	1,130
Avadel Pharmaceuticals *	412	4,330
Avanos Medical *	199	2,223
Avantor *	2,933	39,419
Aveanna Healthcare Holdings *	223	885
Avidity Biosciences *	508	18,649
Avita Medical *	117	620
Axogen *	188	2,461
Axsome Therapeutics *	182	18,451
Baxter International	2,292	49,874
Beam Therapeutics *	423	8,337
BioCryst Pharmaceuticals *	921	7,497
Biohaven *	380	5,738
BioMarin Pharmaceutical *	848	49,057
Biomea Fusion *	114	189
Biote, Cl A *	112	456
Bioventus, Cl A *	155	1,011
Black Diamond Therapeutics *	187	497
Boston Scientific *	6,626	695,200
BrightSpring Health Services *	355	7,331
Bruker	462	17,755
Butterfly Network *	735	1,257
C4 Therapeutics *	299	613
Cabaletta Bio *	220	334
Cardinal Health	1,080	167,638
CareDx *	232	2,850
Cargo Therapeutics *	164	733
Caribou Biosciences *	388	788
Cartesian Therapeutics *	42	538
Cassava Sciences *	193	405
Castle Biosciences *	116	1,757
Catalyst Pharmaceuticals *	503	10,729
Celcuity *	149	5,836
Celldex Therapeutics *	297	6,528
Cencora, Cl A	820	234,586
Century Therapeutics *	224	123
Certara *	544	5,353
Cerus *	804	1,029
CG oncology *	277	7,393

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Chemed	65	$26,799
ChromaDex *	298	2,786
Cibus, Cl A *	97	144
ClearPoint Neuro *	117	1,217
Clover Health Investments, Cl A *	1,713	4,951
Codexis *	361	967
Cogent Biosciences *	483	5,516
Coherus Biosciences *	457	430
Collegium Pharmaceutical *	138	4,121
Compass Therapeutics *	403	1,197
Concentra Group Holdings Parent	555	11,083
CONMED	138	7,059
Corbus Pharmaceuticals Holdings *	53	491
CorMedix *	275	3,209
CorVel *	129	11,429
Corvus Pharmaceuticals *	261	1,088
Crinetics Pharmaceuticals *	411	11,750
Cross Country Healthcare *	139	1,870
CryoPort *	217	1,591
CVRx *	98	780
Cytek Biosciences *	490	1,764
Cytokinetics *	531	19,987
DaVita *	170	23,863
Day One Biopharmaceuticals *	338	2,268
Definitive Healthcare, Cl A *	146	569
Denali Therapeutics *	509	7,039
DENTSPLY SIRONA	884	12,650
Design Therapeutics *	114	441
Dexcom *	1,749	141,267
Dianthus Therapeutics *	120	2,480
Disc Medicine, Cl A *	104	6,215
DocGo *	370	503
Doximity, Cl A *	527	30,961
Dyne Therapeutics *	426	4,196
Edgewise Therapeutics *	357	5,091
Editas Medicine, Cl A *	369	926
Edwards Lifesciences *	2,614	207,316
Elanco Animal Health *	2,199	30,082
Eliem Therapeutics *	122	171
Embecta	255	2,591
Enanta Pharmaceuticals *	94	713
Encompass Health	445	48,999
Enhabit *	219	1,472
Enliven Therapeutics *	152	2,859
Enovis *	252	6,754
Entrada Therapeutics *	138	811
Envista Holdings *	752	14,205
Erasca *	1,016	1,438
Esperion Therapeutics *	882	1,252
Eton Pharmaceuticals *	105	1,487
Evolent Health, Cl A *	502	5,045
Evolus *	247	2,203
Exact Sciences *	826	38,781
Exelixis *	1,187	42,993
EyePoint Pharmaceuticals *	299	2,936

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Fate Therapeutics *	446	$491
FibroGen *	17	117
Foghorn Therapeutics *	145	761
Fortrea Holdings *	405	2,325
Fulcrum Therapeutics *	238	1,602
Fulgent Genetics *	83	1,426
GeneDx Holdings, Cl A *	84	8,564
Genelux *	138	468
Geron *	2,682	3,084
Gilead Sciences	5,584	627,027
Glaukos *	247	21,264
Globus Medical, Cl A *	503	26,473
GoodRx Holdings, Cl A *	393	1,882
Gossamer Bio *	996	2,032
GRAIL *	130	4,447
Guardant Health *	531	21,760
Haemonetics *	223	16,511
Harmony Biosciences Holdings *	190	6,684
Harrow *	140	4,446
Health Catalyst *	298	1,088
HealthEquity *	378	36,666
HealthStream	107	2,799
Henry Schein *	541	36,599
Heron Therapeutics *	646	1,118
HilleVax *	127	268
Hims & Hers Health *	794	52,547
Hologic *	999	66,753
Humacyte *	589	1,414
ICON PLC *	360	60,908
ICU Medical *	104	13,355
Ideaya Biosciences *	372	9,058
IDEXX Laboratories *	360	192,352
IGM Biosciences *	66	84
Immunome *	324	3,408
Immunovant *	307	4,937
Incyte *	718	53,771
InfuSystem Holdings *	82	459
Inhibrx Biosciences *	53	1,162
Inmode *	269	3,675
Innoviva *	265	4,815
Inogen *	107	675
Inovio Pharmaceuticals *	164	233
Insmed *	818	87,755
Inspire Medical Systems *	132	16,439
Insulet *	314	90,558
Integer Holdings *	153	16,602
Integra LifeSciences Holdings *	297	3,903
Intellia Therapeutics *	456	5,308
Intuitive Surgical *	1,601	770,225
Invivyd *	358	248
Ionis Pharmaceuticals *	691	29,699
Iovance Biotherapeutics *	1,384	3,557
IQVIA Holdings *	765	142,183
iRadimed	36	2,100
iRhythm Technologies *	140	19,625
Ironwood Pharmaceuticals, Cl A *	644	492
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Janux Therapeutics *	178	$4,275
Jazz Pharmaceuticals PLC *	267	30,606
Joint *	49	541
KalVista Pharmaceuticals *	198	2,699
Karyopharm Therapeutics *	37	140
Keros Therapeutics *	154	2,205
Kiniksa Pharmaceuticals International, Cl A *	169	5,114
Kodiak Sciences *	148	973
Korro Bio *	35	524
Krystal Biotech *	115	17,695
Kura Oncology *	358	2,166
Kymera Therapeutics *	241	10,544
Kyverna Therapeutics *	134	478
Labcorp Holdings	374	97,270
Lantheus Holdings *	300	21,357
Larimar Therapeutics *	186	644
LeMaitre Vascular	92	7,474
Lexeo Therapeutics *	77	364
Lexicon Pharmaceuticals *	827	885
Lifecore Biomedical *	119	833
LifeStance Health Group *	456	1,815
Ligand Pharmaceuticals *	84	11,053
Liquidia *	286	5,345
LivaNova PLC *	208	8,776
MacroGenics *	263	410
Madrigal Pharmaceuticals *	76	22,991
MannKind *	1,332	5,035
Masimo *	224	34,449
McKesson	552	382,834
Medpace Holdings *	103	44,002
Medtronic PLC	5,752	519,060
Merit Medical Systems *	259	21,979
Mersana Therapeutics *	20	139
Merus *	305	20,203
MiMedx Group *	505	3,631
Mind Medicine MindMed *	314	2,854
Mineralys Therapeutics *	170	2,405
Mirati Therapeutics *	201	—
Mirum Pharmaceuticals *	187	9,664
ModivCare *	42	121
Monte Rosa Therapeutics *	241	1,193
MoonLake Immunotherapeutics, Cl A *	166	8,373
Multiplan *	42	1,675
Myriad Genetics *	396	1,521
National Research	75	937
Nautilus Biotechnology, Cl A *	221	168
Neogen *	972	4,520
NeoGenomics *	570	2,759
Neumora Therapeutics *	369	723
Neurocrine Biosciences *	438	56,165
NeuroPace *	120	1,021
Newamsterdam Pharma *	337	7,350
Nkarta *	206	447
Novavax *	689	4,582

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Novocure *	488	$5,646
Nurix Therapeutics *	339	3,817
Nuvalent, Cl A *	207	16,218
Nuvation Bio *	1,194	2,818
Ocular Therapeutix *	676	7,828
Olema Pharmaceuticals *	280	1,439
Omeros *	244	944
OmniAb *	446	852
Omnicell *	203	6,295
OPKO Health *	1,006	1,288
OptimizeRx *	69	871
Option Care Health *	725	21,279
OraSure Technologies *	333	1,059
Orchestra BioMed Holdings *	107	327
Organogenesis Holdings, Cl A *	292	1,349
ORIC Pharmaceuticals *	272	2,712
Orthofix Medical *	163	1,800
OrthoPediatrics *	75	1,554
Outlook Therapeutics *	89	174
Outset Medical *	76	1,223
Ovid therapeutics *	256	128
Owens & Minor *	333	2,308
P3 Health Partners *	6	46
Pacific Biosciences of California *	1,311	1,809
Pacira BioSciences *	200	4,218
PACS Group *	176	1,947
PDL BioPharma *(A)	64	—
PDS Biotechnology *	199	213
Penumbra *	168	42,381
PepGen *	67	92
Personalis *	233	1,277
Perspective Therapeutics *	262	1,006
Pharvaris *	199	3,956
Phathom Pharmaceuticals *	241	2,058
Phibro Animal Health, Cl A	91	2,411
Phreesia *	248	6,686
Pliant Therapeutics *	266	388
PMV Pharmaceuticals *	225	319
Praxis Precision Medicines *	85	4,609
Precigen *	660	1,129
Prelude Therapeutics *	79	62
Premier, Cl A	402	8,635
Prestige Consumer Healthcare *	218	16,121
Prime Medicine *	263	984
Privia Health Group *	463	9,038
PROCEPT BioRobotics *	233	11,303
Progyny *	351	8,252
ProKidney, Cl A *	126	349
Protagonist Therapeutics *	273	14,704
Prothena PLC *	196	1,347
PTC Therapeutics *	348	18,134
Pulmonx *	168	309
Pulse Biosciences *	78	1,172
Puma Biotechnology *	186	578
Quanterix *	160	950
Quantum-Si *	601	889
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Quest Diagnostics	499	$83,538
RadNet *	301	16,474
Rapport Therapeutics *	102	1,465
RAPT Therapeutics *	74	795
Recursion Pharmaceuticals, Cl A *	1,653	9,835
Renovaro *	458	117
Replimune Group, Cl Rights *	248	1,743
ResMed	653	177,577
REVOLUTION Medicines *	771	28,735
Rhythm Pharmaceuticals *	274	23,353
Rigel Pharmaceuticals *	78	1,643
Roivant Sciences, Cl A *	1,944	22,084
Royalty Pharma PLC, Cl A	1,681	61,861
RxSight *	161	1,253
Sage Therapeutics *	248	2,108
Sagimet Biosciences, Cl A *	109	947
Sanara Medtech *	16	387
Savara *	715	1,852
Scholar Rock Holding *	360	13,338
Schrodinger *	281	5,713
scPharmaceuticals *	157	798
Seer, Cl A *	191	405
Select Medical Holdings	492	7,277
Semler Scientific *	33	1,183
Senseonics Holdings *	2,580	1,251
Sera Prognostics, Cl A *	121	336
Seres Therapeutics *	29	419
SI-BONE *	181	3,082
SIGA Technologies	184	1,216
Sight Sciences *	152	506
Simulations Plus	74	963
Soleno Therapeutics *	199	17,208
Solventum *	622	44,386
Sotera Health *	687	7,894
Spyre Therapeutics *	228	3,869
STAAR Surgical *	159	2,848
STERIS PLC	440	99,656
Stoke Therapeutics *	233	2,994
Stryker	1,557	611,481
Summit Therapeutics *	337	8,887
Supernus Pharmaceuticals *	239	8,389
Surmodics *	61	2,190
Sutro Biopharma *	363	292
Syndax Pharmaceuticals *	380	3,770
Tactile Systems Technology *	103	1,028
Tandem Diabetes Care *	296	4,612
Tango Therapeutics *	318	1,921
Tarsus Pharmaceuticals *	174	6,755
Tela Bio *	161	274
Teladoc Health *	779	5,617
Teleflex	200	23,900
Tempus AI, Cl A *	429	24,277
Terns Pharmaceuticals *	344	2,005
TG Therapeutics *	643	22,826
Theravance Biopharma *	167	1,864
Third Harmonic Bio *	112	603

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Tourmaline Bio *	102	$2,257
TransMedics Group *	147	17,489
Travere Therapeutics *	392	6,056
Treace Medical Concepts *	204	1,095
Trevi Therapeutics *	369	2,732
TruBridge *	64	1,332
Tyra Biosciences *	132	1,443
UFP Technologies *	33	7,471
United Therapeutics *	199	54,665
UroGen Pharma *	169	3,221
US Physical Therapy	67	4,901
Vanda Pharmaceuticals *	247	1,052
Varex Imaging *	182	1,325
Vaxcyte *	549	18,639
Veeva Systems, Cl A *	663	188,425
Ventyx Biosciences *	280	784
Vera Therapeutics, Cl A *	222	4,615
Veracyte *	344	8,087
Verastem *	228	1,407
Vericel *	223	7,792
Verrica Pharmaceuticals *	23	127
Viemed Healthcare *	131	798
Vigil Neuroscience *	138	1,111
Viking Therapeutics *	473	15,406
Vir Biotechnology *	486	2,464
Viridian Therapeutics *	338	5,922
Vor BioPharma *	191	395
WaVe Life Sciences *	495	4,009
Waystar Holding *	353	13,054
West Pharmaceutical Services	321	76,802
X4 Pharmaceuticals *	26	43
Xencor *	315	2,621
Xeris Biopharma Holdings *	647	3,293
XOMA Royalty *	40	995
Y-mAbs Therapeutics *	155	693
Zentalis Pharmaceuticals *	220	304
Zevra Therapeutics *	229	2,544
Zimmer Biomet Holdings	887	81,294
Zimvie *	122	2,292
Zoetis, Cl A	1,827	266,358
Zymeworks *	232	2,914
Zynex *	76	169
		9,016,471
INDUSTRIALS — 9.2%
374Water *	341	84
3M	2,413	360,068
AAON	303	25,259
AAR *	154	11,505
ABM Industries	274	12,640
ACCO Brands	388	1,455
Acuity Brands	138	42,966
ACV Auctions, Cl A *	736	10,459
Ads-Tec Energy PLC *	37	475
Advanced Drainage Systems	343	39,359
AEBI Schmidt Holding *	145	1,494

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
AerCap Holdings	813	$87,194
AeroVironment *	125	33,455
AerSale *	141	852
AGCO	277	32,678
Air Lease, Cl A	450	24,930
Alamo Group	46	10,239
Alaska Air Group *	135	7,150
Albany International, Cl A	136	7,370
Alight, Cl A	1,914	10,259
Allegiant Travel, Cl A *	21	1,084
Allegion PLC	385	63,879
Allient	66	2,660
Allison Transmission Holdings	380	34,227
Alta Equipment Group	119	923
Ameresco, Cl A *	138	2,335
American Airlines Group *	739	8,491
American Superconductor *	167	9,494
American Woodmark *	65	3,420
AMETEK	1,031	190,580
AO Smith	518	36,669
API Group *	1,647	59,407
Apogee Enterprises	94	3,947
Applied Industrial Technologies	170	46,155
ArcBest	102	7,459
Archer Aviation, Cl A *	1,979	19,849
Arcosa	215	18,464
Argan	58	14,209
Armstrong World Industries	192	36,129
Array Technologies *	682	4,433
Astec Industries	100	3,966
Astronics *	134	4,840
Asure Software *	108	1,048
ATI *	625	48,087
Atkore	152	11,707
Atmus Filtration Technologies	367	14,280
Automatic Data Processing	1,818	562,671
Avis Budget Group *	74	12,598
Axon Enterprise *	330	249,312
AZZ	131	14,344
Babcock & Wilcox Enterprises *	414	402
Barrett Business Services	111	5,103
BlackSky Technology, Cl A *	118	2,270
Blade Air Mobility *	269	1,073
Blink Charging *	428	417
Bloom Energy, Cl A *	899	33,614
Blue Bird *	141	6,315
BlueLinx Holdings *	35	2,564
Boise Cascade	168	14,080
Booz Allen Hamilton Holding, Cl A	558	59,890
Bowman Consulting Group, Cl A *	69	2,393
Brady, Cl A	191	13,479
BrightView Holdings *	266	4,243
Brink's	188	16,420
Broadridge Financial Solutions	522	129,200
Builders FirstSource *	499	63,438

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Byrna Technologies *	73	$1,621
Cadre Holdings	109	3,605
Carlisle	192	68,104
Carrier Global	3,606	247,444
Casella Waste Systems, Cl A *	276	30,009
Caterpillar	2,141	937,801
CBIZ *	230	14,058
CECO Environmental *	134	6,023
Centuri Holdings *	75	1,635
CH Robinson Worldwide	517	59,620
ChargePoint Holdings *	93	859
Chart Industries *	201	39,965
China Yuchai International	53	1,208
Cimpress PLC *	77	4,259
Cintas	1,541	342,950
Civeo	55	1,374
Clarivate PLC *	1,781	6,857
Clean Harbors *	222	52,350
CNH Industrial	3,572	46,293
Columbus McKinnon	124	1,817
Comfort Systems USA	156	109,715
Commercial Vehicle Group *	142	240
CompX International	7	163
Concentrix	239	12,421
Concrete Pumping Holdings	105	717
Conduent *	672	1,788
Construction Partners, Cl A *	208	20,977
Copa Holdings, Cl A	34	3,762
Copart *	3,964	179,688
Core & Main, Cl A *	852	54,221
CoreCivic *	475	9,519
Costamare	181	1,826
Covenant Logistics Group, Cl A	71	1,715
CRA International	28	4,946
Crane	218	42,678
CSG Systems International	123	7,683
CSW Industrials	74	19,202
CSX	8,406	298,749
Cummins	615	226,086
Curtiss-Wright	168	82,357
Custom Truck One Source *	267	1,653
Dayforce *	692	39,908
Deere	1,127	590,965
Delta Air Lines	731	38,897
Deluxe	196	3,155
Distribution Solutions Group *	42	1,259
DNOW *	478	7,438
Donaldson	532	38,288
Douglas Dynamics	100	2,860
Dover	611	110,677
Driven Brands Holdings *	262	4,428
Dun & Bradstreet Holdings	1,453	13,222
DXP Enterprises *	57	6,456
Dycom Industries *	124	33,332
Eaton PLC	1,754	674,799
EMCOR Group	200	125,498
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Emerson Electric	2,521	$366,831
Energy Recovery *	237	3,188
Energy Vault Holdings *	436	501
Enerpac Tool Group, Cl A	239	9,204
EnerSys	174	16,072
Ennis	112	1,994
Enovix *	716	9,594
Enpro	93	19,754
Enviri *	327	2,943
Eos Energy Enterprises *	990	5,643
Equifax	555	133,328
Esab	255	34,213
ESCO Technologies	114	22,082
ESS Tech *	35	66
Eve Holding *	199	1,294
Everus Construction Group *	228	16,931
EVI Industries	27	602
ExlService Holdings *	701	30,444
Expeditors International of Washington	614	71,371
Exponent	225	15,516
Fastenal	5,141	237,154
Federal Signal	267	33,794
FedEx	985	220,138
Ferguson Enterprises	883	197,200
First Advantage *	351	6,069
FiscalNote Holdings *	413	234
Fiverr International *	132	2,915
Flowserve	583	32,671
Fluence Energy, Cl A *	284	2,306
Forrester Research *	51	497
Fortive	1,518	72,758
Fortune Brands Innovations	541	29,506
Forward Air *	120	3,647
Franklin Covey *	49	966
Franklin Electric	177	16,629
Frontier Group Holdings *	256	1,121
FTAI Aviation	454	62,475
FTAI Infrastructure	468	2,934
FTI Consulting *	151	25,119
FuelCell Energy *	93	461
Gates Industrial PLC *	1,087	26,958
GATX	158	24,125
GE Vernova	1,224	808,195
Genco Shipping & Trading	197	3,138
Gencor Industries *	45	656
Generac Holdings *	261	50,814
General Electric	4,609	1,249,408
Genpact	775	34,139
GEO Group *	601	15,578
Gibraltar Industries *	131	8,650
Global Industrial	60	2,044
GMS *	171	18,748
Gorman-Rupp	97	3,993
Grab Holdings, Cl A *	14,741	72,083
Graco	742	62,313

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
GrafTech International *	898	$1,248
Graham *	46	2,629
Granite Construction	194	18,327
Great Lakes Dredge & Dock *	291	3,224
Greenbrier	136	6,188
Griffon	197	16,010
GXO Logistics *	515	25,601
Hayward Holdings *	934	14,365
Healthcare Services Group *	324	4,215
Heartland Express	198	1,548
HEICO	189	61,765
HEICO, Cl A	335	86,460
Heidrick & Struggles International	89	3,963
Helios Technologies	148	5,430
Herc Holdings	144	16,821
Hertz Global Holdings *	528	3,384
Hexcel	357	21,388
Hillenbrand	312	6,462
Hillman Solutions *	871	6,872
HireQuest	24	246
HNI	198	10,185
Howmet Aerospace	1,793	322,328
Hub Group, Cl A	261	9,140
Hubbell, Cl B	240	104,995
Hudson Technologies *	170	1,596
Huron Consulting Group *	76	10,038
Hyliion Holdings *	527	791
Hyster-Yale	44	1,848
IBEX Holdings *	44	1,301
ICF International	82	6,879
IDEX	338	55,266
IES Holdings *	38	13,417
Illinois Tool Works	1,251	320,218
Ingersoll Rand	1,807	152,926
Innodata *	135	7,412
Insperity	155	9,235
Insteel Industries	82	2,960
Interface, Cl A	255	5,258
ITT	360	61,186
Janus International Group *	597	5,116
JB Hunt Transport Services	348	50,129
JELD-WEN Holding *	373	1,679
JetBlue Airways *	398	1,767
Joby Aviation *	2,156	35,919
John Bean Technologies	229	31,556
Johnson Controls International PLC	2,953	310,065
Kadant	52	17,304
Karat Packaging	31	844
Kelly Services, Cl A	134	1,642
Kennametal	343	8,493
Kforce	80	2,788
Kirby *	254	24,209
Knight-Swift Transportation Holdings, Cl A	704	29,920

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Korn Ferry	228	$16,158
L B Foster, Cl A *	39	917
Landstar System	154	20,539
LanzaTech Global *	628	271
Legalzoom.com *	755	6,787
Lennox International	142	86,478
Leonardo DRS	339	14,102
Limbach Holdings *	47	6,439
Lincoln Electric Holdings	250	60,875
Lindsay	48	6,552
Liquidity Services *	105	2,507
Loar Holdings *	158	11,678
LSI Industries	124	2,269
Lyft, Cl A *	1,684	23,677
Manitowoc *	153	1,951
ManpowerGroup	206	8,498
Marten Transport	258	3,137
Masco	943	64,247
MasTec *	277	52,411
Masterbrand *	558	6,155
Matrix Service *	117	1,788
Matson	144	15,376
Maximus	251	18,539
Mayville Engineering *	63	1,057
McGrath RentCorp	109	13,602
Mercury Systems *	232	12,201
Microvast Holdings *	802	2,542
Middleby *	226	32,815
Miller Industries	50	2,038
MillerKnoll	300	5,694
Mistras Group *	91	723
Montrose Environmental Group *	145	3,290
MRC Global *	375	5,505
MSA Safety	167	29,704
MSC Industrial Direct, Cl A	195	16,891
Mueller Industries	484	41,319
Mueller Water Products, Cl A	693	17,159
MYR Group *	70	13,545
National Presto Industries	24	2,315
Net Power *	73	210
Net Power *	76	219
Newpark Resources *	350	3,157
NEXTracker, Cl A *	625	36,413
NL Industries	37	228
NN *	200	390
Nordson	227	48,626
Norfolk Southern	1,005	279,390
Northwest Pipe *	43	1,797
NuScale Power *	546	27,415
NV5 Global *	256	5,747
nVent Electric PLC	732	57,403
Old Dominion Freight Line	858	128,057
Omega Flex	16	510
OPENLANE *	472	11,630
Orion Group Holdings *	161	1,193
Oshkosh	288	36,441

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Otis Worldwide	1,769	$151,586
Owens Corning	380	52,983
PACCAR	2,311	228,234
PAM Transportation Services *	24	272
Pangaea Logistics Solutions	130	633
Park Aerospace	81	1,460
Parker-Hannifin	575	420,843
Park-Ohio Holdings	43	705
Parsons *	234	17,363
Paychex	1,446	208,701
Paycom Software	229	53,023
Paylocity Holding *	199	36,791
Pentair PLC	733	74,913
Pitney Bowes	725	8,236
Planet Labs PBC *	967	6,044
Plug Power *	4,277	6,416
Powell Industries	42	9,958
Preformed Line Products	11	1,698
Primoris Services	228	21,471
Proto Labs *	105	4,528
Quad	125	666
Quanex Building Products	210	4,091
Quanta Services	658	267,234
QXO *	1,441	28,906
Radiant Logistics *	161	952
Ralliant *	506	23,134
RBC Bearings *	139	53,840
Redwire *	173	2,472
Regal Rexnord	294	44,947
Republic Services, Cl A	908	209,430
Resideo Technologies *	647	17,663
Resources Connection	136	688
REV Group	222	11,000
Robert Half	443	16,351
Rocket Lab *	1,933	88,763
Rockwell Automation	506	177,965
Rollins	1,318	75,482
Rush Enterprises, Cl A	277	14,997
Rush Enterprises, Cl B	36	1,955
RXO *	721	11,139
Ryder System	172	30,566
Safe Bulkers	255	1,002
Saia *	119	35,967
Schneider National, Cl B	169	4,132
Sensata Technologies Holding PLC	649	19,963
SES AI *	865	1,124
Shoals Technologies Group, Cl A *	739	3,983
Simpson Manufacturing	188	33,733
SiteOne Landscape Supply *	199	27,428
Skillsoft *	19	271
SkyWest *	45	5,218
SKYX Platforms *	277	277
Snap-on	230	73,874
Southwest Airlines	640	19,795
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Spirit AeroSystems Holdings, Cl A *	521	$20,527
SPX Technologies *	204	37,208
SS&C Technologies Holdings	960	82,061
Standardaero *	401	11,449
Standex International	52	8,566
Stanley Black & Decker	692	46,814
Steelcase, Cl A	391	4,039
Stem *	40	525
Sterling Infrastructure *	132	35,322
Stratasys *	208	2,253
Sun Country Airlines Holdings *	60	695
Sunrun *	987	10,127
Symbotic, Cl A *	234	12,624
Tecnoglass	107	8,349
Tennant	83	6,851
Terex	285	14,495
Tetra Tech	1,197	43,978
Thermon Group Holdings *	147	4,157
Timken	288	21,914
Titan International *	216	1,827
Titan Machinery *	92	1,777
Toro	444	32,967
TPI Composites *	148	116
Trane Technologies PLC	999	437,642
Transcat *	41	3,134
TransDigm Group	248	398,898
TransUnion	870	82,815
Trex *	477	30,642
TriNet Group	131	8,883
Trinity Industries	361	8,411
TrueBlue *	126	910
TTEC Holdings *	117	583
Tutor Perini *	197	9,486
Uber Technologies *	9,366	821,866
UFP Industries	265	25,970
U-Haul Holding *	40	2,314
U-Haul Holding, Cl B	448	23,296
UL Solutions, Cl A	275	20,108
UniFirst	66	11,288
Union Pacific	2,644	586,889
United Airlines Holdings *	367	32,410
United Parcel Service, Cl B	3,292	283,639
United Rentals	290	256,053
Universal Logistics Holdings	30	718
Upwork *	554	6,626
V2X *	76	3,601
Valmont Industries	88	32,028
Veralto	1,069	112,063
Verisk Analytics, Cl A	626	174,472
Verra Mobility, Cl A *	682	17,227
Vertiv Holdings, Cl A	1,672	243,443
Vestis	509	3,085
Vicor *	104	4,622
Virgin Galactic Holdings *	169	642
VSE	86	13,462

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Wabash National	182	$1,813
Waste Management	1,802	412,946
Watsco	156	70,337
Watts Water Technologies, Cl A	122	32,003
Werner Enterprises	264	7,318
WESCO International	214	44,289
Westinghouse Air Brake Technologies	760	145,958
Willdan Group *	61	5,203
Willis Lease Finance	14	1,982
WillScot Holdings, Cl A	800	23,480
Woodward	264	67,869
Worthington Enterprises	138	8,552
WW Grainger	203	211,027
Xometry, Cl A *	196	6,339
XPO *	504	60,626
Xylem	1,089	157,491
Zurn Elkay Water Solutions	732	32,391
		22,457,096
INFORMATION TECHNOLOGY — 35.4%
8x8 *	565	1,096
A10 Networks	323	5,950
Accenture PLC, Cl A	2,808	750,017
ACI Worldwide *	465	19,790
ACM Research, Cl A *	225	6,831
Adeia	475	6,151
Adobe *	1,903	680,684
ADTRAN Holdings *	352	3,270
Advanced Energy Industries	168	23,339
Advanced Micro Devices *	7,237	1,275,876
Aehr Test Systems *	124	2,096
Aeva Technologies *	75	1,398
Agilysys *	113	12,891
Akamai Technologies *	642	48,991
Alarm.com Holdings *	211	11,527
Alkami Technology *	292	6,509
Alpha & Omega Semiconductor *	106	2,700
Ambarella *	179	11,830
Amdocs	504	43,021
Amkor Technology	535	12,070
Amphenol, Cl A	5,398	574,941
Amplitude, Cl A *	349	4,268
Analog Devices	2,217	498,005
Appfolio, Cl A *	94	25,134
Appian, Cl A *	182	5,025
Apple	65,883	13,675,334
Applied Digital *	802	10,538
Applied Materials	3,626	652,898
Applied Optoelectronics *	208	4,757
AppLovin, Cl A *	1,115	435,630
Arista Networks *	4,418	544,386
Arlo Technologies *	440	7,128
Arrow Electronics *	231	26,796
Asana, Cl A *	385	5,652
ASGN *	189	9,476

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Astera Labs *	578	$79,030
Atlassian, Cl A *	730	139,999
Atomera *	130	650
Aurora Innovation, Cl A *	4,781	27,778
Autodesk *	954	289,167
AvePoint *	669	12,765
Aviat Networks *	51	1,102
Avnet	385	20,382
Axcelis Technologies *	141	9,544
Badger Meter	132	24,916
Bel Fuse, Cl A	7	802
Bel Fuse, Cl B	46	5,982
Belden	176	21,762
Benchmark Electronics	156	6,006
Bentley Systems, Cl B	652	37,803
BigBear.ai Holdings *	1,244	7,899
BigCommerce Holdings *	288	1,377
BILL Holdings *	414	17,740
Bitdeer Technologies Group, Cl A *	424	5,465
Blackbaud *	214	14,428
BlackLine *	257	13,821
Blend Labs, Cl A *	1,003	3,320
Box, Cl A *	619	19,870
Braze, Cl A *	332	9,253
Broadcom	20,665	6,069,310
C3.ai, Cl A *	529	12,463
Cadence Design Systems *	1,226	446,963
Calix *	262	14,853
CCC Intelligent Solutions Holdings *	2,401	23,218
CDW	589	102,710
Cerence *	175	1,505
CEVA *	103	2,201
Ciena *	618	57,375
Cipher Mining *	1,190	6,497
Cirrus Logic *	237	23,868
Cisco Systems	16,275	1,108,002
Cleanspark *	1,220	13,871
Clear Secure, Cl A	411	12,088
Clearfield *	53	2,322
Clearwater Analytics Holdings, Cl A *	1,065	21,577
Climb Global Solutions	18	2,124
Cloudflare, Cl A *	1,331	276,422
Cognex	758	30,904
Cognizant Technology Solutions, Cl A	2,204	158,159
Coherent *	680	73,168
Cohu *	199	3,554
CommScope Holding *	914	7,495
CommVault Systems *	193	36,660
CompoSecure, Cl A *	171	2,430
Comtech Telecommunications *	123	267
Confluent, Cl A *	1,129	20,012
Consensus Cloud Solutions *	85	1,715

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
CoreCard *	24	$695
Corsair Gaming *	205	1,857
Couchbase *	159	3,857
CPI Card Group *	27	524
Crane NXT	218	12,936
Credo Technology Group Holding *	652	72,731
Crowdstrike Holdings, Cl A *	1,074	488,208
CS Disco *	99	393
CTS	132	5,173
CyberArk Software *	222	91,346
Daily Journal *	6	2,397
Daktronics *	197	3,195
Datadog, Cl A *	1,361	190,513
Dell Technologies, Cl C	1,394	184,970
Diebold Nixdorf *	113	6,361
Digi International *	160	5,218
Digimarc *	84	1,003
Digital Turbine *	453	2,469
DigitalOcean Holdings *	281	7,829
Diodes *	201	9,923
DocuSign, Cl A *	899	68,000
Dolby Laboratories, Cl A	270	20,342
Domo, Cl B *	141	2,321
Dropbox, Cl A *	870	23,638
DXC Technology *	795	10,820
Dynatrace *	1,298	68,288
E2open Parent Holdings *	1,118	3,689
Eastman Kodak *	310	2,077
eGain *	81	501
Elastic *	406	33,982
Enphase Energy *	569	18,413
Entegris	675	52,960
EPAM Systems *	248	39,112
ePlus *	117	7,579
Evolv Technologies Holdings *	601	3,940
Expensify, Cl A *	254	516
Extreme Networks *	578	10,207
F5 *	257	80,549
Fair Isaac *	106	152,292
Fastly, Cl A *	590	4,006
First Solar *	455	79,502
Five9 *	333	8,601
Flex *	1,703	84,929
FormFactor *	343	9,745
Fortinet *	2,847	284,415
Freshworks, Cl A *	1,022	13,276
Gartner *	336	113,786
Gen Digital	2,429	71,631
Gitlab, Cl A *	591	25,892
GLOBALFOUNDRIES *	460	17,199
Globant *	193	16,262
GoDaddy, Cl A *	635	102,603
Grid Dynamics Holdings *	288	2,733
Guidewire Software *	374	84,606
Hackett Group	111	2,596
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Harmonic *	512	$4,357
Hewlett Packard Enterprise	5,854	121,119
HP	4,223	104,730
HubSpot *	227	117,961
I3 Verticals, Cl A *	100	2,798
Ichor Holdings *	149	2,949
Identiv *	91	330
Immersion	128	892
Impinj *	115	17,777
Informatica, Cl A *	470	11,609
Information Services Group	174	750
Insight Enterprises *	141	16,720
Intapp *	244	9,772
Intel	17,802	352,480
InterDigital	114	29,435
International Business Machines	4,132	1,046,016
inTEST *	52	363
Intuit	1,223	960,214
IonQ *	905	36,082
IPG Photonics *	109	8,163
Itron *	202	25,157
Jabil	459	102,435
Jamf Holding *	348	2,763
Kaltura *	377	675
Keysight Technologies *	770	126,211
Kimball Electronics *	105	1,970
KLA	595	523,023
Klaviyo, Cl A *	391	12,160
Knowles *	380	7,718
Kulicke & Soffa Industries	231	7,568
Kyndryl Holdings *	1,029	38,865
Lam Research	5,720	542,485
Lattice Semiconductor *	607	30,247
Life360 *	338	25,887
Lightwave Logic *	554	1,291
Littelfuse	109	28,049
LivePerson *	326	305
LiveRamp Holdings *	285	9,354
Lumentum Holdings *	298	32,804
MACOM Technology Solutions Holdings *	283	38,811
Manhattan Associates *	269	59,089
MARA Holdings *	1,489	23,943
Marvell Technology	3,868	310,871
MaxLinear, Cl A *	353	5,584
Meridianlink *	134	2,141
Methode Electronics	153	1,004
Microchip Technology	2,363	159,715
Micron Technology	4,989	544,500
Microsoft	33,189	17,706,332
MicroStrategy, Cl A *	1,117	448,878
MicroVision *	1,054	1,170
Mirion Technologies, Cl A *	881	19,690
Mitek Systems *	190	1,714
MKS Instruments	301	28,649
Monday.com *	179	46,950

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
MongoDB, Cl A *	351	$83,499
Monolithic Power Systems	207	147,227
Motorola Solutions	746	327,479
N-Able *	325	2,626
Napco Security Technologies	155	4,732
Navitas Semiconductor, Cl A *	595	4,361
nCino *	465	12,985
NCR Voyix *	609	8,295
NetApp	910	94,758
NETGEAR *	121	2,813
NetScout Systems *	311	6,662
NextNav *	338	4,999
nLight *	214	4,496
Novanta *	160	19,683
Nutanix, Cl A *	1,142	85,844
NVE	21	1,330
NVIDIA	104,615	18,607,870
NXP Semiconductors	1,083	231,513
Okta, Cl A *	737	72,079
Olo, Cl A *	487	5,104
ON Semiconductor *	1,884	106,182
ON24 *	160	794
OneSpan	160	2,360
Onestream, Cl A *	305	7,274
Onto Innovation *	217	20,561
Ooma *	109	1,240
Oracle	6,945	1,762,433
OSI Systems *	71	15,692
Pagaya Technologies, Cl A *	216	6,491
PagerDuty *	380	6,126
Palantir Technologies, Cl A *	9,734	1,541,379
Palo Alto Networks *	2,924	507,606
PAR Technology *	178	10,819
PC Connection	51	3,141
PDF Solutions *	156	3,468
Pegasystems	408	23,954
Photronics *	273	5,558
Plexus *	119	15,173
Power Integrations	250	12,130
Procore Technologies *	505	36,173
Progress Software	190	9,135
PROS Holdings *	194	3,044
PTC *	534	114,709
Pure Storage, Cl A *	1,384	82,376
Q2 Holdings *	266	21,599
Qorvo *	416	34,778
QUALCOMM	4,888	717,363
Qualys *	161	21,424
Rackspace Technology *	348	421
Rambus *	476	35,191
Rapid7 *	281	5,935
Red Violet	48	2,128
Ribbon Communications *	409	1,538
Richardson Electronics	54	544
Rimini Street *	239	1,147
RingCentral, Cl A *	351	8,947
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Riot Platforms *	1,449	$19,431
Riskified, Cl A *	336	1,714
Rogers *	82	5,378
Roper Technologies	481	264,742
Rubrik, Cl A *	343	32,568
Salesforce	4,170	1,077,236
Samsara, Cl A *	1,208	45,940
Sanmina *	231	26,805
ScanSource *	96	3,729
Seagate Technology Holdings PLC	947	148,688
SEMrush Holdings, Cl A *	231	2,070
Semtech *	379	19,367
SentinelOne, Cl A *	1,387	25,438
ServiceNow *	928	875,215
Silicon Laboratories *	142	18,711
SiTime *	84	17,039
SkyWater Technology *	47	421
Skyworks Solutions	686	47,018
SMART Global Holdings *	229	5,398
SmartRent, Cl A *	729	736
Snowflake, Cl A *	1,315	293,902
SolarEdge Technologies *	260	6,672
SoundHound AI, Cl A *	1,613	16,662
SoundThinking *	41	468
Sprinklr, Cl A *	500	4,505
Sprout Social, Cl A *	224	3,842
SPS Commerce *	168	18,289
Super Micro Computer *	1,987	117,173
Synaptics *	172	10,784
Synopsys *	824	521,979
TD SYNNEX	290	41,873
TE Connectivity PLC	1,329	273,442
Teledyne Technologies *	207	114,061
Tenable Holdings *	530	16,594
Teradata *	422	8,832
Teradyne	723	77,672
Terawulf *	1,435	7,405
Texas Instruments	4,068	736,552
Trimble *	1,065	89,343
TTM Technologies *	443	20,932
Tucows, Cl A *	30	517
Turtle Beach *	58	843
Twilio, Cl A *	623	80,367
Tyler Technologies *	193	112,820
UiPath, Cl A *	1,845	21,679
Ultra Clean Holdings *	197	4,436
Unisys *	297	1,227
Unity Software *	1,377	45,937
Universal Display	198	28,591
Varonis Systems, Cl B *	480	26,798
Veeco Instruments *	254	5,278
Verint Systems *	274	5,831
VeriSign	358	96,255
Vertex, Cl A *	290	9,619
Viant Technology, Cl A *	66	957
ViaSat *	536	8,806

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Viavi Solutions *	980	$9,849
Vishay Intertechnology	546	8,949
Vishay Precision Group *	53	1,406
Vontier	661	27,412
Vuzix *	287	577
Weave Communications *	276	2,015
Western Digital	1,547	121,733
Wolfspeed *	686	1,029
Workday, Cl A *	958	219,746
Workiva, Cl A *	222	14,170
Xerox Holdings	513	2,078
Xperi *	194	1,168
Yext *	453	3,678
Zebra Technologies, Cl A *	226	76,619
Zeta Global Holdings, Cl A *	819	12,817
Zoom Video Communications, Cl A *	1,076	79,678
Zscaler *	435	124,219
		86,136,648

MATERIALS — 2.4%
AdvanSix	115	2,314
Air Products and Chemicals	976	280,971
Albemarle	526	35,689
Alcoa	1,148	34,406
Alpha Metallurgical Resources *	46	5,431
Alto Ingredients *	326	329
Amcor PLC	10,126	94,678
American Vanguard *	116	448
AptarGroup	294	46,199
Ardagh Metal Packaging	643	2,546
Ashland	209	10,776
Aspen Aerogels *	362	2,773
Avery Dennison	348	58,384
Avient	402	12,691
Axalta Coating Systems *	976	27,640
Balchem	145	22,108
Ball	1,260	72,148
Cabot	240	17,323
Carpenter Technology	217	54,118
Celanese, Cl A	500	26,115
Century Aluminum *	231	4,893
CF Industries Holdings	741	68,787
Chemours	664	7,955
Clearwater Paper *	70	1,579
Cleveland-Cliffs *	2,171	22,839
Coeur Mining *	2,648	23,011
Commercial Metals	502	26,034
Compass Minerals International *	184	3,667
Constellium, Cl A *	630	8,637
Corteva	3,050	219,997
CRH PLC	3,028	289,023
Crown Holdings	520	51,667
Dakota Gold *	392	1,411
Dow	3,158	73,550
DuPont de Nemours	1,665	119,714
COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Eagle Materials	148	$33,195
Eastman Chemical	514	37,322
Ecolab	1,140	298,406
Ecovyst *	467	4,021
Element Solutions	1,014	23,930
Ferroglobe PLC	530	2,242
FMC	545	21,277
Freeport-McMoRan	6,408	257,858
Glatfelter *	158	1,967
Graphic Packaging Holding	1,335	29,851
Greif, Cl A	112	7,104
Greif, Cl B	12	788
Hawkins	86	14,042
HB Fuller	241	13,544
Hecla Mining	2,652	15,222
Huntsman	736	7,139
Ingevity *	162	6,770
Innospec	111	8,869
International Flavors & Fragrances	1,147	81,471
International Paper	2,360	110,306
Intrepid Potash *	53	1,764
Ivanhoe Electric *	383	3,661
Kaiser Aluminum	70	5,412
Knife River *	252	20,785
Koppers Holdings	86	2,826
Kronos Worldwide	97	519
Linde PLC	2,117	974,370
Louisiana-Pacific	282	25,496
LSB Industries *	228	1,762
LyondellBasell Industries, Cl A	1,145	66,330
Martin Marietta Materials	270	155,218
Materion	91	9,582
Mativ Holdings	237	1,569
Metallus *	181	2,860
Minerals Technologies	141	8,199
Mosaic	1,412	50,846
MP Materials *	599	36,839
Myers Industries	164	2,403
NewMarket	36	24,732
Newmont	4,987	309,693
Nucor	1,030	147,362
O-I Glass *	678	8,821
Olin	514	9,735
Olympic Steel	44	1,368
Origin Materials *	617	449
Packaging Corp of America	397	76,919
Perimeter Solutions *	635	10,243
Piedmont Lithium *	91	664
PPG Industries	1,016	107,188
PureCycle Technologies *	720	9,655
Quaker Chemical	62	7,094
Ramaco Resources, Cl A	128	2,605
Ramaco Resources, Cl B	28	375
Ranpak Holdings, Cl A *	205	748
Rayonier Advanced Materials *	280	1,075

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Reliance	236	$68,471
Royal Gold	294	44,517
RPM International	569	66,806
Ryerson Holding	119	2,451
Scotts Miracle-Gro, Cl A	188	11,780
Sealed Air	654	19,143
Sensient Technologies	187	20,998
Sherwin-Williams	1,036	342,792
Silgan Holdings	393	18,286
Smurfit WestRock PLC	2,332	103,494
Sonoco Products	438	19,741
Steel Dynamics	629	80,235
Stepan	95	4,823
SunCoke Energy	374	2,764
Sylvamo	152	7,003
Tredegar *	118	1,028
TriMas	165	5,895
Trinseo PLC	147	393
Tronox Holdings PLC, Cl A	526	1,678
United States Lime & Minerals	48	4,780
Vulcan Materials	587	161,231
Warrior Met Coal	231	11,869
Westlake	160	12,688
Worthington Steel	166	5,066
		5,812,274

REAL ESTATE — 2.5%
Acadia Realty Trust ‡	534	9,997
Agree Realty ‡	485	34,775
Alexander & Baldwin ‡	320	5,754
Alexander's ‡	9	2,261
Alpine Income Property Trust ‡	58	815
American Assets Trust ‡	207	3,939
American Healthcare REIT ‡	705	27,241
American Homes 4 Rent, Cl A ‡	1,427	49,503
American Tower ‡	2,095	436,577
Americold Realty Trust ‡	1,276	20,518
Anywhere Real Estate *	423	1,954
Apartment Investment and Management, Cl A ‡	592	4,979
Apple Hospitality ‡	952	11,186
Armada Hoffler Properties ‡	354	2,418
AvalonBay Communities ‡	637	118,660
Braemar Hotels & Resorts ‡	293	645
Brandywine Realty Trust ‡	750	3,000
Brixmor Property Group ‡	1,363	35,615
Broadstone Net Lease, Cl A ‡	824	13,382
BRT Apartments ‡	48	698
BXP ‡	706	46,194
Camden Property Trust ‡	482	52,634
CareTrust ‡	837	26,617
CBRE Group, Cl A *	1,309	203,864
Centerspace ‡	75	4,082
Chatham Lodging Trust ‡	214	1,459
City Office REIT ‡	173	1,201
Clipper Realty ‡	53	184
COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Compass, Cl A *	2,233	$17,730
COPT Defense Properties ‡	505	13,776
CoStar Group *	1,869	177,879
Cousins Properties ‡	748	20,271
Crown Castle ‡	1,960	205,976
CTO Realty Growth ‡	141	2,328
CubeSmart ‡	1,020	39,688
Curbline Properties ‡	429	9,481
Cushman & Wakefield PLC *	1,023	12,470
DiamondRock Hospitality ‡	917	7,079
Digital Realty Trust ‡	1,510	266,424
Douglas Elliman *	320	880
Douglas Emmett ‡	729	11,052
Easterly Government Properties, Cl A ‡	182	4,008
EastGroup Properties ‡	234	38,198
Elme Communities ‡	390	5,881
Empire State Realty Trust, Cl A ‡	612	4,431
EPR Properties ‡	334	18,383
Equinix ‡	438	343,904
Equity LifeStyle Properties ‡	776	46,498
Equity Residential ‡	1,653	104,470
Essential Properties Realty Trust ‡	881	26,862
Essex Property Trust ‡	286	74,411
eXp World Holdings	349	3,762
Extra Space Storage ‡	942	126,567
Farmland Partners ‡	183	1,916
Federal Realty Investment Trust ‡	382	35,205
First Industrial Realty Trust ‡	592	28,842
Forestar Group *	86	2,133
Four Corners Property Trust ‡	442	11,156
FRP Holdings *	50	1,320
Getty Realty ‡	236	6,558
Gladstone Commercial ‡	203	2,669
Gladstone Land ‡	151	1,389
Global Net Lease ‡	886	6,193
Healthcare Realty Trust, Cl A ‡	1,559	23,946
Highwoods Properties ‡	475	13,780
Host Hotels & Resorts ‡	3,090	48,575
Howard Hughes Holdings *	138	9,485
Hudson Pacific Properties ‡	710	1,740
Independence Realty Trust ‡	1,028	17,240
InvenTrust Properties ‡	346	9,539
Invitation Homes ‡	2,569	78,740
Iron Mountain ‡	1,314	127,931
JBG SMITH Properties ‡	327	6,926
Jones Lang LaSalle *	209	56,505
Kennedy-Wilson Holdings	478	3,499
Kilroy Realty ‡	525	19,352
Kimco Realty ‡	2,982	63,308
Kite Realty Group Trust ‡	979	21,518
Lamar Advertising, Cl A ‡	392	47,922
Lineage ‡	316	13,635
LTC Properties ‡	201	6,842
LXP Industrial Trust, Cl B ‡	1,288	9,995
Macerich ‡	1,126	18,815

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Marcus & Millichap	110	$3,428
Maui Land & Pineapple *	31	527
Mid-America Apartment Communities ‡	521	74,206
National Health Investors ‡	200	13,972
National Storage Affiliates Trust ‡	316	9,309
NET Lease Office Properties *‡	66	2,191
NETSTREIT ‡	365	6,654
Newmark Group, Cl A	587	8,905
NexPoint Diversified Real Estate Trust ‡	147	645
NexPoint Residential Trust ‡	94	2,931
NNN REIT ‡	837	34,535
Office Properties Income Trust ‡	308	74
Omega Healthcare Investors ‡	1,286	50,025
One Liberty Properties ‡	68	1,522
Opendoor Technologies *	2,787	5,128
Orion Office REIT ‡	248	650
Outfront Media ‡	654	11,462
Paramount Group ‡	860	5,263
Park Hotels & Resorts ‡	835	8,901
Peakstone Realty Trust ‡	160	2,176
Pebblebrook Hotel Trust ‡	520	5,216
Phillips Edison ‡	560	18,922
Piedmont Office Realty Trust, Cl A ‡	548	4,143
Plymouth Industrial ‡	182	2,643
Postal Realty Trust, Cl A ‡	83	1,138
PotlatchDeltic ‡	345	14,107
Prologis ‡	4,147	442,817
Public Storage ‡	707	192,262
Rayonier ‡	693	16,154
RE/MAX Holdings, Cl A *	75	577
Realty Income ‡	3,980	223,397
Regency Centers ‡	809	57,763
Rexford Industrial Realty ‡	1,057	38,612
RLJ Lodging Trust ‡	658	4,869
RMR Group, Cl A	68	1,092
Ryman Hospitality Properties ‡	256	24,335
Sabra Health Care ‡	1,049	18,913
Safehold ‡	249	3,484
Saul Centers ‡	58	1,869
SBA Communications, Cl A ‡	480	107,866
Seaport Entertainment Group *	33	761
Seritage Growth Properties *	154	491
Service Properties Trust ‡	698	1,836
Sila Realty Trust ‡	245	5,988
Simon Property Group ‡	1,400	229,306
SITE Centers ‡	221	2,380
SL Green Realty ‡	318	18,206
Spirit MTA ‡(A)	11	—
St. Joe	182	9,191
STAG Industrial ‡	837	28,734
Star Holdings *	58	417
Stratus Properties *	32	510
Summit Hotel Properties ‡	478	2,495
COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Sun Communities ‡	563	$69,829
Sunstone Hotel Investors ‡	892	7,805
Tanger ‡	493	14,800
Tejon Ranch *	98	1,760
Terreno Realty ‡	454	25,192
Transcontinental Realty Investors *	5	205
UDR ‡	1,479	58,110
UMH Properties ‡	327	5,324
Uniti Group ‡	1,071	5,698
Urban Edge Properties ‡	563	11,102
Veris Residential ‡	362	5,097
Vornado Realty Trust ‡	794	30,506
Welltower ‡	2,933	484,150
Weyerhaeuser ‡	3,245	81,287
Whitestone, Cl B ‡	221	2,694
WP Carey ‡	967	62,043
Xenia Hotels & Resorts ‡	451	5,732
Zillow Group, Cl A *	159	12,203
Zillow Group, Cl C *	731	58,151
		6,063,921

UTILITIES — 2.7%
AES	3,146	41,370
ALLETE	259	17,076
Alliant Energy	1,149	74,696
Ameren	1,206	121,963
American Electric Power	2,377	268,934
American States Water	171	12,584
American Water Works	871	122,149
Artesian Resources, Cl A	40	1,306
Atmos Energy	710	110,703
Avista	357	13,316
Black Hills	322	18,605
Cadiz *	243	773
California Water Service Group	265	12,050
CenterPoint Energy	2,916	113,199
Chesapeake Utilities	101	12,108
Clearway Energy, Cl A	135	4,155
Clearway Energy, Cl C	365	11,910
CMS Energy	1,325	97,785
Consolidated Edison	1,613	166,946
Consolidated Water	67	1,949
Constellation Energy	1,412	491,150
Dominion Energy	3,820	223,279
DTE Energy	815	112,804
Duke Energy	3,477	422,942
Edison International	1,724	89,855
Entergy	1,998	180,679
Essential Utilities	1,234	45,411
Evergy	1,006	71,225
Eversource Energy	1,634	108,007
Exelon	4,527	203,443
FirstEnergy	2,457	104,938
Genie Energy, Cl B	92	1,869
Global Water Resources	59	563

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Hallador Energy *	136	$2,399
Hawaiian Electric Industries *	773	8,287
IDACORP, Cl Rights	241	30,205
MDU Resources Group	903	15,577
MGE Energy	164	13,930
Middlesex Water	79	4,076
Montauk Renewables *	284	616
National Fuel Gas	400	34,716
New Jersey Resources	447	20,522
NextEra Energy	9,232	656,026
NextEra Energy Partners	420	4,003
NiSource	2,108	89,485
Northwest Natural Holding	177	7,066
Northwestern Energy Group	272	14,606
NRG Energy	897	149,978
OGE Energy	898	40,787
Oklo, Cl A *	515	39,444
ONE Gas	266	19,338
Ormat Technologies	261	23,336
Otter Tail	183	14,124
PG&E	9,844	138,013
Pinnacle West Capital	533	48,300
Portland General Electric	489	20,108
PPL	3,195	114,030
Public Service Enterprise Group	2,226	199,873
Pure Cycle *	87	853
Sempra	2,963	242,018
SJW Group	139	6,712
Southern	4,905	463,424
Southwest Gas Holdings	285	22,270
Spire	250	18,618
Talen Energy *	206	77,779
TXNM Energy	411	23,341
UGI	958	34,660
Unitil	71	3,662
Vistra	1,516	316,147
WEC Energy Group	1,430	155,984
Xcel Energy	2,584	189,769
York Water	64	1,937
		6,545,761

Total Common Stock
(Cost $173,055,317)		236,331,566
RIGHTS — 0.0%
	Number Of Rights	Value
AbioMed‡‡	101	$—
Alibero Pharma‡‡	36	—
Blueprint Medicines‡‡	286	132
Cincor Pharma‡‡	31	—
Concert Pharmaceuticals‡‡	89	—
Flexion Therapeutics‡‡(A)	42	—
Icosavax‡‡	105	—
Inhibrx‡‡	132	—
Novartis‡‡	104	—
Poseida Therapeutics‡‡	286	143
Prevail Therapeutics‡‡(A)	16	—
Verve Therapeutics‡‡	321	202
Zimmer Biomet Holdings‡‡	206	18

Total Rights
(Cost $–)		495
WARRANT — 0.0%
	Number Of Warrants
Enovix, Strike Price $8.75,*
Expires 10/1/2026	102	$477

Total Warrants
(Cost $–)		477
Total Investments in Securities— 97.2%
(Cost $173,055,317)		$236,332,538

Percentages are based on Net Assets of $243,150,768.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.

A list of the open OTC swap agreements held by the Fund at July 31, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Wells Fargo	WFCBL214 Custom Basket*	FEDL01+ 0.45%	Asset Return	Annually	07/14/2026	USD	6,511,652	$79,047	$–	$79,047
								$79,047	$–	$79,047

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2025 (Unaudited)

*	The following table represents the individual common stock exposures comprising the WFCBL214 Custom Basket Total Return Swaps as of July 31, 2025:

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
127	3M Co	11,616	141	0.2
148	Accenture PLC	24,193	294	0.4
101	Adobe Inc	22,015	267	0.3
382	Advanced Micro Devices Inc	41,222	500	0.6
43	Aercap Holdings Nv	2,811	34	0.0
51	Air Products And Chemicals Inc	9,065	110	0.1
90	Airbnb Inc	7,283	88	0.1
62	Allstate Corp/The	7,659	93	0.1
31	Alnylam Pharmaceuticals Inc	7,355	89	0.1
1,374	Alphabet Inc, Class A	161,170	1,956	2.5
1,108	Alphabet Inc, Class C	130,681	1,586	2.0
534	Amcor Plc	3,054	37	0.1
64	Ameren Corp	3,934	48	0.1
125	American Electric Power Co Inc	8,674	105	0.1
119	American Express Co	21,769	264	0.3
137	American International Group Inc	6,526	79	0.1
111	American Tower Corp	14,081	171	0.2
46	American Water Works Co Inc	3,942	48	0.1
23	Ameriprise Financial Inc	7,167	87	0.1
54	Ametek Inc	6,147	75	0.1
285	Amphenol Corp	18,545	225	0.3
117	Analog Devices Inc	16,061	195	0.3
49	Aon PLC	10,745	130	0.2
94	Apollo Global Management Inc	8,359	101	0.1
3,483	Apple Inc	442,015	5,366	6.8
192	Applied Materials Inc	21,099	256	0.3
59	Applovin Corp	14,079	171	0.2
84	Arch Capital Group Ltd	4,424	54	0.1
113	Archer-Daniels-Midland Co	3,731	45	0.1
49	Ares Management Corp	5,540	67	0.1
233	Arista Networks Inc	17,547	213	0.3
60	Arthur J Gallagher & Co	10,525	128	0.2
1,702	AT&T Inc	28,526	346	0.4
38	Atlassian Corp	4,513	55	0.1
37	Atmos Energy Corp	3,571	43	0.1
50	Autodesk Inc	9,323	113	0.1
96	Automatic Data Processing Inc	18,152	220	0.3
4	Autozone Inc	9,101	110	0.1
34	Avalonbay Communities Inc	3,825	46	0.1
17	Axon Enterprise Inc	8,048	98	0.1
234	Baker Hughes Co	6,443	78	0.1
1,634	Bank Of America Corp	47,224	573	0.7
168	Bank Of New York Mellon Corp/The	10,447	127	0.2
311	Berkshire Hathaway Inc	89,755	1,090	1.4
34	Blackrock Inc	22,716	276	0.4
171	Blackstone Inc	18,064	219	0.3
131	Block Inc	6,170	75	0.1
8	Booking Holdings Inc	25,814	313	0.4
350	Boston Scientific Corp	22,426	272	0.3
1,092	Broadcom Inc	196,020	2,380	3.0
28	Broadridge Financial Solutions Inc	4,166	51	0.1
57	Brown & Brown Inc	3,173	39	0.1
65	Cadence Design Systems Inc	14,422	175	0.2
148	Capital One Financial Corp	19,401	236	0.3
57	Cardinal Health Inc	5,391	65	0.1
246	Carnival Corp	4,482	54	0.1
190	Carrier Global Corp	7,980	97	0.1
30	Carvana Co	7,103	86	0.1
9	Casey's General Stores Inc	2,780	34	0.0
113	Caterpillar Inc	30,247	367	0.5
25	Cboe Global Markets Inc	3,639	44	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2025 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
69	CBRE Group Inc	6,575	80	0.1
31	CDW Corp/De	3,313	40	0.1
43	Cencora Inc	7,564	92	0.1
154	Centerpoint Energy Inc	3,651	44	0.1
403	Charles Schwab Corp/The	24,108	293	0.4
21	Charter Communications Inc	3,533	43	0.1
51	Cheniere Energy Inc	7,287	88	0.1
454	Chevron Corp	42,093	511	0.7
317	Chipotle Mexican Grill Inc	8,302	101	0.1
88	Chubb Ltd	14,319	174	0.2
36	Cincinnati Financial Corp	3,279	40	0.1
81	Cintas Corp	11,061	134	0.2
859	Cisco Systems Inc	35,748	434	0.6
441	Citigroup Inc	25,256	307	0.4
97	Citizens Financial Group Inc	2,827	34	0.0
69	Cloudflare Inc	8,704	106	0.1
85	Cme Group Inc	14,476	176	0.2
70	Cms Energy Corp	3,153	38	0.1
833	Coca-Cola Co/The	34,562	420	0.5
116	Cognizant Technology Solutions Corp	5,101	62	0.1
48	Coinbase Global Inc	11,200	136	0.2
191	Colgate-Palmolive Co	9,803	119	0.2
875	Comcast Corp	17,780	216	0.3
8	Comfort Systems USA Inc	3,536	43	0.1
299	ConocoPhillips	17,433	212	0.3
85	Consolidated Edison Inc	5,387	65	0.1
35	Constellation Brands Inc	3,557	43	0.1
75	Constellation Energy Corp	15,845	192	0.2
209	Copart Inc	5,795	70	0.1
16	Corpay Inc	3,170	38	0.1
161	Corteva Inc	7,096	86	0.1
99	Costar Group Inc	5,735	70	0.1
105	Costco Wholesale Corp	60,219	731	0.9
176	Coterra Energy Inc	2,623	32	0.0
160	CRH PLC	9,324	113	0.1
56	Crowdstrike Holdings Inc	15,700	191	0.2
103	Crown Castle Inc	6,615	80	0.1
443	CSX Corp	9,636	117	0.2
32	Cummins Inc	7,292	89	0.1
9	Curtiss-Wright Corp	2,656	32	0.0
12	Cyberark Software Ltd	2,947	36	0.1
28	Darden Restaurants Inc	3,403	41	0.1
72	Datadog Inc	6,145	75	0.1
59	Deere & Co	19,065	231	0.3
74	Dell Technologies Inc	5,998	73	0.1
151	Devon Energy Corp	3,071	37	0.1
92	Dexcom Inc	4,555	55	0.1
45	Diamondback Energy Inc	4,095	50	0.1
80	Digital Realty Trust Inc	8,594	104	0.1
52	Dollar General Corp	3,327	40	0.1
48	Dollar Tree Inc	3,330	40	0.1
202	Dominion Energy Inc	7,202	87	0.1
90	Doordash Inc	13,706	166	0.2
32	Dover Corp	3,572	43	0.1
167	Dow Inc	2,372	29	0.0
65	Dr Horton Inc	5,659	69	0.1
43	Dte Energy Co	3,637	44	0.1
183	Duke Energy Corp	13,642	166	0.2
9	Duolingo Inc	1,914	23	0.0
88	Dupont De Nemours Inc	3,860	47	0.1
93	Eaton Corp PLC	21,766	264	0.3
110	Ebay Inc	6,169	75	0.1
60	Ecolab Inc	9,627	117	0.2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2025 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
91	Edison International	2,899	35	0.0
138	Edwards Lifesciences Corp	6,688	81	0.1
62	Electronic Arts Inc	5,737	70	0.1
11	Emcor Group Inc	4,038	49	0.1
133	Emerson Electric Co	11,831	144	0.2
105	Entergy Corp	5,828	71	0.1
130	EOG Resources Inc	9,545	116	0.2
141	EQT Corp	4,623	56	0.1
29	Equifax Inc	4,299	52	0.1
23	Equinix Inc	11,090	135	0.2
87	Equity Residential	3,370	41	0.1
15	Essex Property Trust Inc	2,404	29	0.0
86	Eversource Energy	3,484	42	0.1
239	Exelon Corp	6,562	80	0.1
55	Expand Energy Corp	3,509	43	0.1
29	Expedia Group Inc	3,150	38	0.1
50	Extra Space Storage Inc	4,084	50	0.1
1,021	Exxon Mobil Corp	69,673	846	1.1
14	F5 Inc	2,595	32	0.0
6	Fair Isaac Corp	4,916	60	0.1
271	Fastenal Co	7,649	93	0.1
52	Fedex Corp	7,103	86	0.1
47	Ferguson Enterprises Inc	6,359	77	0.1
123	Fidelity National Information Services Inc	5,987	73	0.1
157	Fifth Third Bancorp	3,989	48	0.1
2	First Citizens Bancshares Inc/Nc	2,792	34	0.0
24	First Solar Inc	2,564	31	0.0
130	Firstenergy Corp	3,385	41	0.1
130	Fiserv Inc	11,069	134	0.2
922	Ford Motor Co	6,239	76	0.1
150	Fortinet Inc	9,175	111	0.1
80	Fortive Corp	2,347	28	0.0
338	Freeport-Mcmoran Inc	8,316	101	0.1
38	Garmin Ltd	5,144	62	0.1
18	Gartner Inc	3,674	45	0.1
65	GE Vernova Inc	26,066	316	0.4
243	General Electric Co	40,304	489	0.6
129	General Mills Inc	3,862	47	0.1
228	General Motors Co	7,447	90	0.1
33	Genuine Parts Co	2,577	31	0.0
295	Gilead Sciences Inc	20,224	246	0.3
58	Global Payments Inc	2,825	34	0.0
33	Godaddy Inc	3,309	40	0.1
73	Goldman Sachs Group Inc/The	32,408	393	0.5
20	Guidewire Software Inc	2,726	33	0.0
186	Halliburton Co	2,546	31	0.0
67	Hartford Insurance Group Inc/The	5,096	62	0.1
18	Heico Corp	2,786	34	0.0
34	Hershey Co/The	3,912	47	0.1
310	Hewlett Packard Enterprise Co	3,917	48	0.1
55	Hilton Worldwide Holdings Inc	9,043	110	0.1
235	Home Depot Inc/The	52,858	642	0.8
95	Howmet Aerospace Inc	10,399	126	0.2
223	HP Inc	3,376	41	0.1
13	Hubbell Inc	3,380	41	0.1
12	Hubspot Inc	3,810	46	0.1
340	Huntington Bancshares Inc/Oh	3,412	41	0.1
19	Idexx Laboratories Inc	6,208	75	0.1
66	Illinois Tool Works Inc	10,327	125	0.2
95	Ingersoll Rand Inc	4,931	60	0.1
43	Insmed Inc	2,789	34	0.0
17	Insulet Corp	2,922	35	0.0
940	Intel Corp	11,380	138	0.2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2025 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
100	Interactive Brokers Group Inc	3,995	48	0.1
135	Intercontinental Exchange Inc	15,265	185	0.2
218	International Business Machines Corp	33,743	410	0.5
60	International Flavors & Fragrances Inc	2,627	32	0.0
125	International Paper Co	3,559	43	0.1
65	Intuit Inc	30,972	376	0.5
84	Intuitive Surgical Inc	24,842	302	0.4
136	Invitation Homes Inc	2,540	31	0.0
40	Iqvia Holdings Inc	4,588	56	0.1
69	Iron Mountain Inc	4,125	50	0.1
24	Jabil Inc	3,307	40	0.1
156	Johnson Controls International PLC	10,000	121	0.2
652	JPMorgan Chase & Co	118,114	1,434	1.8
65	Kellanova	3,185	39	0.1
454	Kenvue Inc	5,954	72	0.1
286	Keurig Dr Pepper Inc	5,718	69	0.1
259	Keycorp	2,833	34	0.0
41	Keysight Technologies Inc	4,070	49	0.1
78	Kimberly-Clark Corp	5,974	73	0.1
458	Kinder Morgan Inc	7,864	95	0.1
31	KLA Corp	16,878	205	0.2
199	Kraft Heinz Co/The	3,334	40	0.1
143	Kroger Co/The	6,130	74	0.1
20	Labcorp Holdings Inc	3,139	38	0.0
302	Lam Research Corp	17,506	213	0.3
54	Lennar Corp	3,677	45	0.1
8	Lennox International Inc	2,799	34	0.0
50	Liberty Media Corp-Liberty Formula One	3,052	37	0.0
112	Linde PLC	31,436	382	0.5
38	Live Nation Entertainment Inc	3,395	41	0.1
132	Lowe's Cos Inc	18,096	220	0.3
19	LPL Financial Holdings Inc	4,506	55	0.1
26	Lululemon Athletica Inc	3,186	39	0.1
38	M&T Bank Corp	4,425	54	0.1
74	Marathon Petroleum Corp	7,653	93	0.1
3	Markel Group Inc	3,557	43	0.0
53	Marriott International Inc/MD	8,473	103	0.1
116	Marsh & Mclennan Cos Inc	14,182	172	0.2
14	Martin Marietta Materials Inc	5,004	61	0.1
204	Marvell Technology Inc	10,043	122	0.1
60	Mccormick & Co Inc/Md	2,579	31	0.0
169	Mcdonald's Corp	31,057	377	0.5
29	Mckesson Corp	12,347	150	0.2
303	Medtronic PLC	16,741	203	0.2
516	Meta Platforms Inc	244,027	2,962	3.7
125	Microchip Technology Inc	5,152	63	0.1
264	Micron Technology Inc	17,608	214	0.3
1,760	Microsoft Corp	574,031	6,968	8.8
59	Microstrategy Inc	14,501	176	0.2
27	Mid-America Apartment Communities Inc	2,394	29	0.0
306	Mondelez International Inc	12,090	147	0.2
11	Monolithic Power Systems Inc	4,758	58	0.1
164	Monster Beverage Corp	5,900	72	0.1
36	Moody's Corp	11,328	138	0.2
289	Morgan Stanley	25,140	305	0.4
39	Motorola Solutions Inc	10,568	128	0.1
18	MSCI Inc	6,096	74	0.1
110	Nasdaq Inc	6,493	79	0.1
48	Netapp Inc	3,056	37	0.0
100	Netflix Inc	70,903	861	1.1
263	Newmont Corp	9,993	121	0.1
487	Nextera Energy Inc	21,162	257	0.3
275	Nike Inc	12,557	152	0.2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2025 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
111	Nisource Inc	2,883	35	0.0
53	Norfolk Southern Corp	9,012	109	0.1
44	Northern Trust Corp	3,489	42	0.0
47	NRG Energy Inc	4,852	59	0.1
54	Nucor Corp	4,746	58	0.1
60	Nutanix Inc	2,769	34	0.0
5,550	Nvidia Corp	603,627	7,328	9.2
1	NVR Inc	3,084	37	0.0
57	NXP Semiconductors Nv	7,469	91	0.1
159	Occidental Petroleum Corp	4,270	52	0.1
45	Old Dominion Freight Line Inc	4,140	50	0.1
99	On Semiconductor Corp	3,425	42	0.0
148	Oneok Inc	7,411	90	0.1
391	Oracle Corp	60,691	737	0.9
202	O'Reilly Automotive Inc	12,126	147	0.2
93	Otis Worldwide Corp	4,890	59	0.1
122	Paccar Inc	7,361	89	0.1
21	Packaging Corp Of America	2,478	30	0.0
515	Palantir Technologies Inc	49,834	605	0.8
155	Palo Alto Networks Inc	16,468	200	0.2
30	Parker-Hannifin Corp	13,569	165	0.2
76	Paychex Inc	6,729	82	0.1
229	Paypal Holdings Inc	9,627	117	0.1
324	Pepsico Inc	27,325	332	0.4
519	PG&E Corp	4,451	54	0.1
96	Phillips 66	7,260	88	0.1
133	Pinterest Inc	3,129	38	0.0
93	PNC Financial Services Group Inc/The	10,825	131	0.2
54	PPG Industries Inc	3,457	42	0.0
168	PPL Corp	3,672	45	0.1
53	Principal Financial Group Inc	2,513	31	0.0
555	Procter & Gamble Co/The	51,038	620	0.8
138	Progressive Corp/The	20,489	249	0.3
219	Prologis Inc	14,283	173	0.2
84	Prudential Financial Inc	5,302	64	0.1
28	PTC Inc	3,701	45	0.1
117	Public Service Enterprise Group Inc	6,446	78	0.1
37	Public Storage	6,203	75	0.1
47	Pultegroup Inc	3,255	40	0.0
73	Pure Storage Inc	2,656	32	0.0
258	Qualcomm Inc	23,175	281	0.3
35	Quanta Services Inc	8,615	105	0.1
26	Quest Diagnostics Inc	2,694	33	0.0
27	Ralliant Corp	746	9	0.0
44	Raymond James Financial Inc	4,448	54	0.1
210	Realty Income Corp	7,211	88	0.1
213	Regions Financial Corp	3,302	40	0.0
48	Republic Services Inc	6,757	82	0.1
34	Resmed Inc	5,729	70	0.1
179	Robinhood Markets Inc	11,260	137	0.2
138	Roblox Corp	11,650	141	0.2
27	Rockwell Automation Inc	5,745	70	0.1
25	Roper Technologies Inc	8,534	104	0.1
76	Ross Stores Inc	6,366	77	0.1
56	Royal Caribbean Cruises Ltd	10,971	133	0.2
73	S&P Global Inc	24,447	297	0.4
220	Salesforce Inc	34,823	423	0.4
25	SBA Communications Corp	3,481	42	0.0
321	Schlumberger NV	6,638	81	0.1
50	Seagate Technology Holdings PLC	4,788	58	0.1
154	Sempra	7,706	94	0.1
49	Servicenow Inc	28,219	343	0.4
55	Sherwin-Williams Co/The	11,060	134	0.2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2025 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
74	Simon Property Group Inc	7,395	90	0.1
123	Smurfit Westrock PLC	3,339	41	0.1
69	Snowflake Inc	9,487	115	0.1
259	Southern Co/The	14,947	181	0.2
31	Spotify Technology Sa	11,702	142	0.2
51	SS&C Technologies Holdings Inc	2,646	32	0.0
264	Starbucks Corp	14,367	174	0.2
64	State Street Corp	4,379	53	0.1
33	Steel Dynamics Inc	2,589	31	0.0
428	Stellantis Nv	2,326	28	0.0
23	Steris PLC	3,211	39	0.0
82	Stryker Corp	19,726	239	0.3
105	Super Micro Computer Inc	3,782	46	0.1
89	Synchrony Financial	3,808	46	0.1
43	Synopsys Inc	16,841	204	0.2
115	Sysco Corp	5,575	68	0.1
51	T Rowe Price Group Inc	3,186	39	0.0
40	Take-Two Interactive Software Inc	5,496	67	0.1
49	Tapestry Inc	3,213	39	0.0
51	Targa Resources Corp	5,155	63	0.1
107	Target Corp	6,588	80	0.1
70	Te Connectivity PLC	8,818	107	0.1
11	Teledyne Technologies Inc	3,680	45	0.1
665	Tesla Inc	125,279	1,521	2.0
215	Texas Instruments Inc	23,776	289	0.3
4	Texas Pacific Land Corp	2,660	32	0.0
264	TJX Cos Inc/The	20,077	244	0.3
107	T-Mobile Us Inc	15,620	190	0.2
112	Toast Inc	3,346	41	0.0
125	Tractor Supply Co	4,369	53	0.1
105	Trade Desk Inc/The	5,608	68	0.1
53	Trane Technologies PLC	14,110	171	0.2
13	Transdigm Group Inc	12,879	156	0.2
46	Transunion	2,672	32	0.0
53	Travelers Cos Inc/The	8,417	102	0.1
56	Trimble Inc	2,882	35	0.0
306	Truist Financial Corp	8,173	99	0.1
10	Tyler Technologies Inc	3,634	44	0.1
494	Uber Technologies Inc	26,522	322	0.4
11	Ulta Beauty Inc	3,356	41	0.0
139	Union Pacific Corp	18,929	230	0.3
174	United Parcel Service Inc	9,149	111	0.1
15	United Rentals Inc	8,265	100	0.1
364	US Bancorp	10,017	122	0.1
54	US Foods Holding Corp	2,757	34	0.0
74	Valero Energy Corp	6,192	75	0.1
35	Veeva Systems Inc	6,081	74	0.1
56	Veralto Corp	3,614	44	0.1
19	Verisign Inc	3,102	38	0.0
33	Verisk Analytics Inc	5,632	68	0.1
915	Verizon Communications Inc	23,931	291	0.4
88	Vertiv Holdings Co	7,871	96	0.1
80	Vistra Corp	10,177	124	0.2
31	Vulcan Materials Co	5,198	63	0.1
72	W R Berkley Corp	3,016	37	0.0
1,018	Walmart Inc	60,980	740	0.9
428	Walt Disney Co/The	31,167	378	0.4
530	Warner Bros Discovery Inc	4,266	52	0.1
95	Waste Management Inc	13,323	162	0.2
75	Wec Energy Group Inc	5,031	61	0.1
155	Welltower Inc	15,624	190	0.2
82	Western Digital Corp	3,927	48	0.1
40	Westinghouse Air Brake Technologies Corp	4,705	57	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2025 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
171	Weyerhaeuser Co	2,622	32	0.0
288	Williams Cos Inc/The	10,545	128	0.1
29	Williams-Sonoma Inc	3,287	40	0.0
23	Willis Towers Watson PLC	4,507	55	0.1
51	Workday Inc	7,088	86	0.1
11	WW Grainger Inc	6,794	82	0.1
136	Xcel Energy Inc	6,121	74	0.1
57	Xylem Inc/Ny	5,078	62	0.1
66	Yum! Brands Inc	5,804	71	0.1
47	Zimmer Biomet Holdings Inc	2,622	32	0.0
96	Zoetis Inc	8,592	104	0.1
57	Zoom Communications Inc	2,569	31	0.0
23	Zscaler Inc	4,003	49	0.1
		$6,511,652	$79,047	100.0%

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary for abbreviations”.

KOC-QH-008-1200

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.7%#

	Shares	Value
REAL ESTATE — 97.7%
American Healthcare REIT ‡	68,381	$2,642,242
American Homes 4 Rent, Cl A ‡	51,330	1,780,638
American Tower ‡	60,362	12,578,837
AvalonBay Communities ‡	16,380	3,051,266
Brixmor Property Group ‡	62,308	1,628,108
BXP ‡	24,616	1,610,625
Camden Property Trust ‡	18,291	1,997,377
CBRE Group, Cl A *	13,236	2,061,375
Cousins Properties ‡	45,164	1,223,944
Crown Castle ‡	39,473	4,148,218
CubeSmart ‡	33,429	1,300,722
Digital Realty Trust ‡	38,973	6,876,396
EastGroup Properties ‡	10,031	1,637,460
EPR Properties ‡	26,925	1,481,952
Equinix ‡	12,316	9,670,154
Equity LifeStyle Properties ‡	7,971	477,622
Equity Residential ‡	42,383	2,678,606
Essential Properties Realty Trust ‡	45,993	1,402,327
Essex Property Trust ‡	7,488	1,948,228
Extra Space Storage ‡	20,692	2,780,177
Highwoods Properties ‡	14,432	418,672
Host Hotels & Resorts ‡	21,673	340,699
Invitation Homes ‡	109,358	3,351,823
Iron Mountain ‡	30,836	3,002,193
Kimco Realty ‡	36,411	773,005
Mid-America Apartment Communities ‡	13,403	1,908,989
NNN REIT ‡	21,369	881,685
Omega Healthcare Investors ‡	52,229	2,031,708
Prologis ‡	111,024	11,855,143
Public Storage ‡	15,362	4,177,542
Realty Income ‡	116,751	6,553,234
Regency Centers ‡	39,224	2,800,594
Ryman Hospitality Properties ‡	14,515	1,379,796
SBA Communications, Cl A ‡	12,094	2,717,764
Simon Property Group ‡	35,934	5,885,630
Sun Communities ‡	18,238	2,262,059
Tanger ‡	51,886	1,557,618
Terreno Realty ‡	25,074	1,391,356
UDR ‡	38,623	1,517,498
Ventas ‡	25,089	1,685,479
Vornado Realty Trust ‡	21,200	814,504
Welltower ‡	88,582	14,622,231
Weyerhaeuser ‡	110,837	2,776,467
WP Carey ‡	30,551	1,960,152
		139,642,115
Total Common Stock
(Cost $139,419,399)		139,642,115
Total Investments in Securities— 97.7%
(Cost $139,419,399)		$139,642,115
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-009-1200

Percentages are based on Net Assets of $142,996,271.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.6%#

	Shares	Value
AUSTRALIA — 3.3%
FINANCIALS — 1.1%
QBE Insurance Group	166,000	$2,462,476

MATERIALS — 1.1%
BHP Group	97,436	2,460,764

REAL ESTATE — 1.1%
Goodman Group ‡	119,700	2,676,304

Total Australia		7,599,544

AUSTRIA — 0.6%
INDUSTRIALS — 0.6%
ANDRITZ	18,900	1,315,270

BRAZIL — 2.1%
CONSUMER DISCRETIONARY — 0.8%
MercadoLibre *	780	1,851,634

FINANCIALS — 1.3%
Itau Unibanco Holding	458,490	2,864,155

Total Brazil		4,715,789

CANADA — 10.0%
CONSUMER DISCRETIONARY — 1.3%
Dollarama	22,420	3,064,304

ENERGY — 1.4%
Canadian Natural Resources	104,420	3,305,327

FINANCIALS — 3.6%
Manulife Financial	114,660	3,547,542
Royal Bank of Canada	36,300	4,657,749
		8,205,291

INFORMATION TECHNOLOGY — 2.5%
Constellation Software	900	3,104,974
Shopify, Cl A *	19,700	2,408,047
		5,513,021

MATERIALS — 1.2%
Agnico Eagle Mines	21,500	2,669,035

Total Canada		22,756,978

CHINA — 11.0%
COMMUNICATION SERVICES — 2.6%
Tencent Holdings	85,300	5,972,044

CONSUMER DISCRETIONARY — 2.6%
Alibaba Group Holding	265,000	3,984,216
ANTA Sports Products	183,000	2,100,490
		6,084,706

COMMON STOCK — continued

	Shares	Value
CHINA — continued
FINANCIALS — 2.9%
Bank of China, Cl H	4,323,000	$2,495,294
People's Insurance Group of China, Cl H	2,850,000	2,189,564
Shanghai Pudong Development Bank, Cl A	1,000,000	1,778,419
		6,463,277

INDUSTRIALS — 1.5%
NARI Technology, Cl A	463,928	1,410,318
Weichai Power, Cl H	944,000	2,001,154
		3,411,472

INFORMATION TECHNOLOGY — 1.4%
Xiaomi, Cl B *	481,600	3,240,182

Total China		25,171,681

FINLAND — 1.0%
INDUSTRIALS — 1.0%
Wartsila Abp	80,500	2,224,091

FRANCE — 7.1%
CONSUMER STAPLES — 1.4%
Danone	40,400	3,306,214

FINANCIALS — 1.7%
BNP Paribas	42,250	3,852,285

INDUSTRIALS — 1.4%
Vinci	23,240	3,228,245

MATERIALS — 1.2%
Air Liquide	13,600	2,675,619

UTILITIES — 1.4%
Engie	142,810	3,210,119

Total France		16,272,482

GERMANY — 6.2%
COMMUNICATION SERVICES — 1.4%
Deutsche Telekom	87,000	3,120,337

CONSUMER DISCRETIONARY — 1.8%
adidas	9,400	1,796,615
Continental	27,000	2,306,090
		4,102,705
INDUSTRIALS — 1.2%
Siemens	11,050	2,814,474

INFORMATION TECHNOLOGY — 1.8%
SAP	14,840	4,243,587

Total Germany		14,281,103

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HONG KONG — 1.9%
COMMUNICATION SERVICES — 0.8%
China Tower, Cl H	1,340,000	$1,875,083

CONSUMER STAPLES — 1.1%
WH Group	2,485,000	2,487,829

Total Hong Kong		4,362,912

INDIA — 4.8%
COMMUNICATION SERVICES — 1.2%
Bharti Airtel	125,600	2,734,205

FINANCIALS — 1.6%
ICICI Bank	212,440	3,577,343

HEALTH CARE — 1.1%
Divi's Laboratories	34,660	2,595,498

UTILITIES — 0.9%
Power Grid Corp of India	590,266	1,951,282

Total India		10,858,328

ITALY — 0.8%
ENERGY — 0.8%
Tenaris	100,000	1,746,519

JAPAN — 10.2%
CONSUMER DISCRETIONARY — 1.3%
Honda Motor	195,000	2,018,816
ZOZO	100,500	994,887
		3,013,703

FINANCIALS — 2.9%
Mitsubishi UFJ Financial Group	274,400	3,781,992
Tokio Marine Holdings	67,300	2,702,292
		6,484,284

HEALTH CARE — 1.1%
Hoya	19,160	2,417,279

INDUSTRIALS — 2.8%
ITOCHU	61,000	3,199,609
Komatsu	102,200	3,292,670
		6,492,279

MATERIALS — 1.2%
Nitto Denko	138,000	2,855,760

REAL ESTATE — 0.9%
Mitsui Fudosan	219,300	1,960,169

Total Japan		23,223,474

COMMON STOCK — continued

	Shares	Value
LUXEMBOURG — 1.0%
MATERIALS — 1.0%
ArcelorMittal	75,450	$2,352,245

MEXICO — 1.5%
CONSUMER STAPLES — 0.4%
La Comer *	495,037	1,063,580

FINANCIALS — 1.1%
Grupo Financiero Banorte	278,000	2,475,843

Total Mexico		3,539,423

NETHERLANDS — 1.1%
CONSUMER STAPLES — 1.1%
Koninklijke Ahold Delhaize	65,500	2,587,019

NORWAY — 1.0%
COMMUNICATION SERVICES — 1.0%
Telenor	154,000	2,362,499

SINGAPORE — 1.2%
FINANCIALS — 1.2%
United Overseas Bank	101,640	2,823,837

SOUTH KOREA — 3.8%
CONSUMER DISCRETIONARY — 0.8%
Kia	23,470	1,717,319

FINANCIALS — 1.2%
KB Financial Group	34,581	2,747,399

INFORMATION TECHNOLOGY — 1.8%
Samsung Electronics	82,520	4,205,547

Total South Korea		8,670,265

SPAIN — 5.9%
CONSUMER DISCRETIONARY — 2.0%
Amadeus IT Group	30,040	2,412,029
Industria de Diseno Textil	45,440	2,170,537
		4,582,566

FINANCIALS — 2.6%
CaixaBank	383,800	3,610,913
Mapfre	587,700	2,393,458
		6,004,371

INDUSTRIALS — 1.3%
Aena SME	111,000	2,989,025

Total Spain		13,575,962

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SWITZERLAND — 1.9%
FINANCIALS — 1.9%
UBS Group	113,760	$4,227,779

TAIWAN — 6.8%
FINANCIALS — 1.4%
CTBC Financial Holding	2,355,000	3,235,999

INFORMATION TECHNOLOGY — 5.4%
ASML Holding	4,750	3,292,102
Taiwan Semiconductor
Manufacturing	233,160	8,976,494
		12,268,596

Total Taiwan		15,504,595

UNITED KINGDOM — 5.8%
CONSUMER STAPLES — 1.6%
Unilever PLC	62,130	3,604,826

FINANCIALS — 3.9%
3i Group PLC	61,460	3,358,320
Investec PLC	234,500	1,725,023
Lloyds Banking Group PLC	3,705,000	3,799,298
		8,882,641

REAL ESTATE — 0.3%
British Land ‡	165,000	758,332

Total United Kingdom		13,245,799

UNITED STATES — 7.6%
CONSUMER STAPLES — 0.8%
Nestle PLC	20,700	1,808,706

ENERGY — 2.1%
Shell PLC	135,400	4,865,364

FINANCIALS — 1.2%
Swiss Re	15,500	2,774,522

INDUSTRIALS — 1.6%
Schneider Electric	14,000	3,623,110

MATERIALS — 1.9%
CRH PLC	24,620	2,333,279
Linde PLC	4,193	1,929,870
		4,263,149

Total United States		17,334,851

Total Common Stock
(Cost $169,860,148)		220,752,445
Total Investments in Securities— 96.6%
(Cost $169,860,148)		$220,752,445

Percentages are based on Net Assets of $228,633,855.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-006-2100

THE ADVISOR’S INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS JULY 31, 2025 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations	Currency Abbreviation
BDC — Business Development Company	USD — United States Dollar
Cl — Class
CLO — Collateralized Loan Obligation
ETF — Exchange Traded Fund
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
H15T1Y — 1 Year U.S. Treasury Yield Curve Constant Maturity
H15T5Y — 5 Year U.S. Treasury Yield Curve Constant Maturity
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFR90A — Secured Overnight Financing Rate 90-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — 1 Month Term Secured Overnight Financing Rate
TSFR3M — 3 Month Term Secured Overnight Financing Rate
USSW5 — United States 5 Year Interest Swap Rate